CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 94.1%

Security	Shares	Value
Aerospace & Defense — 1.4%
AAR Corp.(1)	3,655	$ 204,643
AeroVironment, Inc.(1)	2,837	338,142
AerSale Corp.(1)	2,566	19,219
Archer Aviation, Inc., Class A(1)	32,670	232,284
Astronics Corp.(1)	2,722	65,791
Byrna Technologies, Inc.(1)	1,694	28,527
Cadre Holdings, Inc.	2,551	75,535
Ducommun, Inc.(1)	1,312	76,135
Eve Holding, Inc.(1)	5,345	17,745
Intuitive Machines, Inc.(1)	4,189	31,208
Kratos Defense & Security Solutions, Inc.(1)	15,089	447,992
Leonardo DRS, Inc.	7,702	253,242
Mercury Systems, Inc.(1)	5,371	231,436
Moog, Inc., Class A	2,833	491,101
National Presto Industries, Inc.	534	46,944
Park Aerospace Corp.	1,804	24,264
Redwire Corp.(1)	2,382	19,747
Rocket Lab USA, Inc.(1)	35,476	634,311
Triumph Group, Inc.(1)	7,433	188,352
V2X, Inc.(1)	1,482	72,692
Virgin Galactic Holdings, Inc.(1)	1,698	5,145
VirTra, Inc.(1)	1,036	4,217
		$3,508,672
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc.(1)	5,602	$125,709
Forward Air Corp.(1)	2,600	52,234
Hub Group, Inc., Class A	6,268	232,982
Radiant Logistics, Inc.(1)	3,434	21,119
		$432,044
Automobile Components — 1.0%
Adient PLC(1)	9,122	$117,309
American Axle & Manufacturing Holdings, Inc.(1)	11,349	46,190
Cooper-Standard Holdings, Inc.(1)	1,396	21,387
Dana, Inc.	12,963	172,797
Dorman Products, Inc.(1)	2,616	315,333
Fox Factory Holding Corp.(1)	4,143	96,698
Gentherm, Inc.(1)	3,079	82,333
Goodyear Tire & Rubber Co.(1)	29,809	275,435
Holley, Inc.(1)	5,177	13,305
LCI Industries	2,595	226,881
Luminar Technologies, Inc.(1)	2,183	11,766
Modine Manufacturing Co.(1)	5,284	405,547
Patrick Industries, Inc.	3,390	286,658
Phinia, Inc.	4,450	188,814
Solid Power, Inc.(1)(2)	15,286	16,050
Standard Motor Products, Inc.	2,104	52,453
Stoneridge, Inc.(1)	2,594	11,906
Security	Shares	Value
Automobile Components (continued)
Visteon Corp.(1)	2,855	$ 221,605
XPEL, Inc.(1)	2,559	75,183
		$ 2,637,650
Automobiles — 0.0%†
Livewire Group, Inc.(1)(2)	1,992	$ 3,984
Winnebago Industries, Inc.	2,950	101,657
		$ 105,641
Banks — 10.1%
1st Source Corp.	1,859	$111,187
ACNB Corp.	862	35,480
Amalgamated Financial Corp.	1,744	50,140
Amerant Bancorp, Inc.	3,874	79,959
Ameris Bancorp	6,660	383,416
Ames National Corp.(2)	711	12,457
Arrow Financial Corp.	1,663	43,720
Associated Banc-Corp.	16,914	381,072
Atlantic Union Bankshares Corp.	9,060	282,128
Axos Financial, Inc.(1)	5,528	356,667
Banc of California, Inc.	14,080	199,795
BancFirst Corp.	2,085	229,079
Bancorp, Inc.(1)	4,620	244,121
Bank First Corp.	921	92,782
Bank of Hawaii Corp.	4,089	282,018
Bank of Marin Bancorp	1,552	34,253
Bank of NT Butterfield & Son Ltd.	4,557	177,358
Bank7 Corp.	308	11,932
BankUnited, Inc.	7,802	268,701
Bankwell Financial Group, Inc.	423	12,766
Banner Corp.	3,591	228,998
Bar Harbor Bankshares	1,466	43,247
Baycom Corp.	964	24,264
BCB Bancorp, Inc.	1,078	10,629
Berkshire Hills Bancorp, Inc.	4,382	114,326
Blue Foundry Bancorp(1)	2,149	19,771
Bridgewater Bancshares, Inc.(1)	1,907	26,488
Brookline Bancorp, Inc.	8,680	94,612
Burke & Herbert Financial Services Corp.	1,372	76,983
Business First Bancshares, Inc.	2,368	57,661
Byline Bancorp, Inc.	3,051	79,814
Cadence Bank	18,639	565,880
California BanCorp(1)	2,383	34,148
Camden National Corp.	1,694	68,556
Capital Bancorp, Inc.	945	26,772
Capital City Bank Group, Inc.	1,232	44,303
Capitol Federal Financial, Inc.	12,693	71,081
Carter Bankshares, Inc.(1)	1,998	32,328
Cathay General Bancorp	7,052	303,448
Central Pacific Financial Corp.	2,703	73,089
Chemung Financial Corp.	289	13,748

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
ChoiceOne Financial Services, Inc.	577	$ 16,600
Citizens & Northern Corp.	1,548	31,146
Citizens Financial Services, Inc.	361	20,956
City Holding Co.	1,513	177,732
Civista Bancshares, Inc.	1,318	25,754
CNB Financial Corp.	2,047	45,546
Coastal Financial Corp.(1)	1,266	114,459
Colony Bankcorp, Inc.	1,228	19,832
Columbia Financial, Inc.(1)	3,075	46,125
Community Financial System, Inc.	5,300	301,358
Community Trust Bancorp, Inc.	1,609	81,029
Community West Bancshares	1,475	27,258
ConnectOne Bancorp, Inc.	3,685	89,582
Customers Bancorp, Inc.(1)	3,098	155,520
CVB Financial Corp.	13,861	255,874
Dime Community Bancshares, Inc.	4,020	112,078
Eagle Bancorp, Inc.	3,047	63,987
Eastern Bankshares, Inc.	19,549	320,604
Enterprise Bancorp, Inc.	790	30,755
Enterprise Financial Services Corp.	3,873	208,135
Equity Bancshares, Inc., Class A	1,652	65,089
Esquire Financial Holdings, Inc.	711	53,595
ESSA Bancorp, Inc.	718	13,534
Farmers & Merchants Bancorp, Inc.	1,340	32,039
Farmers National Banc Corp.	3,664	47,815
FB Financial Corp.	3,528	163,558
Fidelity D&D Bancorp, Inc.	385	16,020
Financial Institutions, Inc.	1,936	48,323
First Bancorp, Inc.	1,085	26,821
First BanCorp./Puerto Rico	16,935	324,644
First Bancorp/Southern Pines NC	3,957	158,834
First Bancshares, Inc.	3,016	101,971
First Bank/Hamilton	2,134	31,605
First Busey Corp.	8,097	174,895
First Business Financial Services, Inc.	801	37,767
First Commonwealth Financial Corp.	10,176	158,135
First Community Bankshares, Inc.	1,752	66,033
First Financial Bancorp	9,879	246,777
First Financial Bankshares, Inc.	13,249	475,904
First Financial Corp.	1,159	56,768
First Financial Northwest, Inc.	686	15,545
First Foundation, Inc.	4,983	25,862
First Internet Bancorp	795	21,290
First Interstate BancSystem, Inc., Class A	8,039	230,317
First Merchants Corp.	6,101	246,724
First Mid Bancshares, Inc.	2,306	80,479
First of Long Island Corp.	2,051	25,330
First Western Financial, Inc.(1)	592	11,633
Five Star Bancorp	1,690	46,982
Flagstar Financial, Inc.	25,692	298,541
Flushing Financial Corp.	2,869	36,436
Security	Shares	Value
Banks (continued)
FS Bancorp, Inc.	547	$ 20,791
Fulton Financial Corp.	18,370	332,313
FVCBankcorp, Inc.(1)	1,120	11,838
German American Bancorp, Inc.	2,788	104,550
Glacier Bancorp, Inc.	11,634	514,456
Great Southern Bancorp, Inc.	796	44,075
Greene County Bancorp, Inc.	508	12,248
Guaranty Bancshares, Inc.	732	29,302
Hancock Whitney Corp.	8,844	463,868
Hanmi Financial Corp.	3,003	68,048
HarborOne Bancorp, Inc.	3,960	41,065
HBT Financial, Inc.	1,324	29,671
Heritage Commerce Corp.	5,845	55,644
Heritage Financial Corp.	3,423	83,282
Hilltop Holdings, Inc.	4,643	141,379
Hingham Institution for Savings	147	34,957
Home Bancorp, Inc.	638	28,582
Home BancShares, Inc.	19,014	537,526
HomeStreet, Inc.(1)	1,583	18,584
HomeTrust Bancshares, Inc.	1,493	51,180
Hope Bancorp, Inc.	11,475	120,143
Horizon Bancorp, Inc.	4,256	64,180
Independent Bank Corp./MA	4,441	278,229
Independent Bank Corp./MI	1,993	61,364
International Bancshares Corp.	5,470	344,938
Investar Holding Corp.	906	15,955
John Marshall Bancorp, Inc.	1,260	20,815
Kearny Financial Corp.	5,244	32,827
Lakeland Financial Corp.	2,469	146,757
LCNB Corp.	873	12,912
LINKBANCORP, Inc.	2,168	14,699
Live Oak Bancshares, Inc.	3,345	89,178
Mercantile Bank Corp.	1,548	67,245
Metrocity Bankshares, Inc.	1,802	49,681
Metropolitan Bank Holding Corp.(1)	1,034	57,894
Mid Penn Bancorp, Inc.	1,515	39,254
Middlefield Banc Corp.	649	18,140
Midland States Bancorp, Inc.	2,135	36,551
MidWestOne Financial Group, Inc.	1,945	57,591
MVB Financial Corp.	1,120	19,398
National Bank Holdings Corp., Class A	3,662	140,145
National Bankshares, Inc.	477	12,703
NB Bancorp, Inc.(1)	3,814	68,919
NBT Bancorp, Inc.	4,815	206,564
Nicolet Bankshares, Inc.	1,410	153,634
Northeast Bank	765	70,028
Northeast Community Bancorp, Inc.	1,105	25,901
Northfield Bancorp, Inc.	3,620	39,494
Northrim BanCorp, Inc.	455	33,315
Northwest Bancshares, Inc.	12,670	152,293
Norwood Financial Corp.	609	14,720

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Oak Valley Bancorp	556	$ 13,878
OceanFirst Financial Corp.	5,792	98,522
OFG Bancorp	4,635	185,493
Old National Bancorp	32,194	682,191
Old Second Bancorp, Inc.	4,314	71,785
Orange County Bancorp, Inc.	844	19,741
Origin Bancorp, Inc.	2,901	100,578
Orrstown Financial Services, Inc.	1,942	58,279
Pacific Premier Bancorp, Inc.	10,025	213,733
Park National Corp.	1,507	228,160
Parke Bancorp, Inc.	758	14,281
Pathward Financial, Inc.	2,503	182,594
PCB Bancorp	873	16,334
Peapack-Gladstone Financial Corp.	1,683	47,797
Peoples Bancorp of North Carolina, Inc.	446	12,149
Peoples Bancorp, Inc.	3,365	99,806
Peoples Financial Services Corp.	901	40,067
Pioneer Bancorp, Inc.(1)	918	10,750
Plumas Bancorp	452	19,558
Ponce Financial Group, Inc.(1)	1,689	21,400
Preferred Bank/Los Angeles	1,331	111,351
Primis Financial Corp.	1,573	15,368
Princeton Bancorp, Inc.	420	12,831
Provident Bancorp, Inc.(1)	1,536	17,633
Provident Financial Services, Inc.	13,172	226,163
QCR Holdings, Inc.	1,639	116,894
RBB Bancorp	1,736	28,644
Red River Bancshares, Inc.	422	21,796
Renasant Corp.	6,235	211,554
Republic Bancorp, Inc., Class A	737	47,035
S&T Bancorp, Inc.	3,866	143,235
Sandy Spring Bancorp, Inc.	4,359	121,834
Seacoast Banking Corp. of Florida	8,838	227,402
ServisFirst Bancshares, Inc.	5,133	423,986
Shore Bancshares, Inc.	3,085	41,771
Sierra Bancorp	1,243	34,655
Simmons First National Corp., Class A	12,555	257,754
SmartFinancial, Inc.	1,564	48,609
South Plains Financial, Inc.	1,206	39,943
Southern First Bancshares, Inc.(1)	613	20,180
Southern Missouri Bancorp, Inc.	983	51,136
Southern States Bancshares, Inc.	620	22,165
Southside Bancshares, Inc.	2,903	84,071
SouthState Corp.	9,987	926,993
Stellar Bancorp, Inc.	4,840	133,874
Sterling Bancorp, Inc.(1)	1,284	6,215
Stock Yards Bancorp, Inc.	2,679	185,012
Texas Capital Bancshares, Inc.(1)	4,691	350,418
Third Coast Bancshares, Inc.(1)	958	31,968
Timberland Bancorp, Inc.	623	18,783
Tompkins Financial Corp.	1,378	86,786
Security	Shares	Value
Banks (continued)
Towne Bank	7,354	$ 251,433
TriCo Bancshares	3,347	133,780
Triumph Financial, Inc.(1)	2,209	127,680
TrustCo Bank Corp.	1,927	58,735
Trustmark Corp.	6,050	208,665
UMB Financial Corp.	6,897	697,287
United Bankshares, Inc.	13,376	463,746
United Community Banks, Inc.	12,101	340,401
Unity Bancorp, Inc.	528	21,490
Univest Financial Corp.	2,862	81,166
USCB Financial Holdings, Inc.	808	14,996
Valley National Bancorp	47,815	425,075
Veritex Holdings, Inc.	5,216	130,244
Virginia National Bankshares Corp.	390	14,071
WaFd, Inc.	8,179	233,756
Washington Trust Bancorp, Inc.	1,669	51,505
WesBanco, Inc.	8,528	264,027
West BanCorp, Inc.	1,387	27,657
Westamerica BanCorp	2,600	131,638
WSFS Financial Corp.	6,027	312,621
		$26,064,727
Beverages — 0.4%
MGP Ingredients, Inc.	1,388	$40,779
National Beverage Corp.	2,357	97,910
Primo Brands Corp., Class A	20,287	719,986
Vita Coco Co., Inc.(1)	4,107	125,879
		$984,554
Biotechnology — 7.7%
2seventy bio, Inc.(1)	4,148	$20,491
4D Molecular Therapeutics, Inc.(1)	4,882	15,769
89bio, Inc.(1)	11,321	82,304
Absci Corp.(1)(2)	7,824	19,638
ACADIA Pharmaceuticals, Inc.(1)	12,519	207,941
ACELYRIN, Inc.(1)	7,243	17,890
Achieve Life Sciences, Inc.(1)(2)	3,374	9,009
Acrivon Therapeutics, Inc.(1)(2)	695	1,411
Actinium Pharmaceuticals, Inc.(1)(2)	2,148	3,458
Acumen Pharmaceuticals, Inc.(1)	4,110	4,521
ADC Therapeutics SA(1)	6,859	9,671
ADMA Biologics, Inc.(1)	23,560	467,430
Adverum Biotechnologies, Inc.(1)(2)	2,038	8,906
Aerovate Therapeutics, Inc.(1)	772	1,938
Agenus, Inc.(1)(2)	1,704	2,564
Agios Pharmaceuticals, Inc.(1)	5,913	173,251
Akebia Therapeutics, Inc.(1)	20,380	39,130
Akero Therapeutics, Inc.(1)	7,542	305,300
Aldeyra Therapeutics, Inc.(1)	3,846	22,114
Alector, Inc.(1)	8,175	10,055
Alkermes PLC(1)	16,402	541,594

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Allogene Therapeutics, Inc.(1)(2)	13,004	$ 18,986
Altimmune, Inc.(1)(2)	6,955	34,775
ALX Oncology Holdings, Inc.(1)(2)	2,790	1,738
Amicus Therapeutics, Inc.(1)	30,696	250,479
AnaptysBio, Inc.(1)	1,917	35,637
Anavex Life Sciences Corp.(1)	6,976	59,854
Anika Therapeutics, Inc.(1)	1,202	18,066
Annexon, Inc.(1)	9,689	18,700
Apogee Therapeutics, Inc.(1)	3,839	143,425
Applied Therapeutics, Inc.(1)	9,419	4,605
Arbutus Biopharma Corp.(1)	12,624	44,058
Arcellx, Inc.(1)	4,367	286,475
Arcturus Therapeutics Holdings, Inc.(1)	2,317	24,537
Arcus Biosciences, Inc.(1)	5,242	41,150
Arcutis Biotherapeutics, Inc.(1)	11,245	175,872
Ardelyx, Inc.(1)	23,865	117,177
ArriVent Biopharma, Inc.(1)(2)	2,854	52,770
Arrowhead Pharmaceuticals, Inc.(1)	12,489	159,110
ARS Pharmaceuticals, Inc.(1)(2)	4,821	60,648
Artiva Biotherapeutics, Inc.(1)	1,424	4,272
Astria Therapeutics, Inc.(1)	4,971	26,545
Atossa Therapeutics, Inc.(1)	12,392	8,339
Aura Biosciences, Inc.(1)(2)	4,544	26,628
Aurinia Pharmaceuticals, Inc.(1)	13,454	108,170
Avidity Biosciences, Inc.(1)	11,611	342,757
Avita Medical, Inc.(1)	2,076	16,899
Beam Therapeutics, Inc.(1)	9,349	182,586
Bicara Therapeutics, Inc.(1)	2,019	26,308
BioCryst Pharmaceuticals, Inc.(1)	20,932	156,990
Biohaven Ltd.(1)	8,985	215,999
Biomea Fusion, Inc.(1)	2,800	5,964
Black Diamond Therapeutics, Inc.(1)	3,639	5,640
Bluebird Bio, Inc.(1)(2)	954	4,655
Blueprint Medicines Corp.(1)	6,492	574,607
Boundless Bio, Inc.(1)(2)	618	933
Bridgebio Pharma, Inc.(1)	14,331	495,423
C4 Therapeutics, Inc.(1)(2)	5,744	9,190
Cabaletta Bio, Inc.(1)	3,452	4,781
CAMP4 Therapeutics Corp.(1)	720	2,880
Candel Therapeutics, Inc.(1)(2)	1,941	10,967
Capricor Therapeutics, Inc.(1)	3,832	36,366
Cardiff Oncology, Inc.(1)(2)	3,838	12,051
CareDx, Inc.(1)	5,133	91,111
Cargo Therapeutics, Inc.(1)(2)	3,478	14,155
Caribou Biosciences, Inc.(1)(2)	7,487	6,836
Cartesian Therapeutics, Inc.(1)	708	9,331
Catalyst Pharmaceuticals, Inc.(1)	11,696	283,628
Celcuity, Inc.(1)	3,421	34,586
Celldex Therapeutics, Inc.(1)	6,544	118,774
Century Therapeutics, Inc.(1)	905	431
CervoMed, Inc.(1)	529	4,840
Security	Shares	Value
Biotechnology (continued)
CG Oncology, Inc.(1)	5,475	$ 134,083
Cibus, Inc.(1)	1,466	2,741
Climb Bio, Inc.(1)	2,981	3,637
Cogent Biosciences, Inc.(1)	9,296	55,683
Coherus Biosciences, Inc.(1)	9,819	7,924
Compass Therapeutics, Inc.(1)	7,536	14,318
Corbus Pharmaceuticals Holdings, Inc.(1)	996	5,289
Crinetics Pharmaceuticals, Inc.(1)	9,174	307,696
Cullinan Therapeutics, Inc.(1)	5,240	39,667
Cytokinetics, Inc.(1)	11,672	469,098
Day One Biopharmaceuticals, Inc.(1)	5,085	40,324
Denali Therapeutics, Inc.(1)	12,592	171,188
Design Therapeutics, Inc.(1)	2,570	9,920
Dianthus Therapeutics, Inc.(1)	2,342	42,484
Disc Medicine, Inc.(1)	2,309	114,619
Dynavax Technologies Corp.(1)	13,782	178,753
Dyne Therapeutics, Inc.(1)	8,627	90,238
Editas Medicine, Inc.(1)	8,245	9,564
Elevation Oncology, Inc.(1)	5,111	1,324
Enanta Pharmaceuticals, Inc.(1)	1,973	10,891
Entrada Therapeutics, Inc.(1)	2,417	21,850
Erasca, Inc.(1)	17,980	24,633
Fate Therapeutics, Inc.(1)	8,358	6,604
Fennec Pharmaceuticals, Inc.(1)	1,499	9,129
Fibrobiologics, Inc.(1)(2)	2,493	2,244
Foghorn Therapeutics, Inc.(1)	1,534	5,599
Galectin Therapeutics, Inc.(1)	1,995	2,434
Generation Bio Co.(1)	3,277	1,327
Geron Corp.(1)	58,953	93,735
Greenwich Lifesciences, Inc.(1)(2)	585	5,581
Gyre Therapeutics, Inc.(1)	683	5,273
Halozyme Therapeutics, Inc.(1)	12,761	814,279
Heron Therapeutics, Inc.(1)(2)	11,502	25,304
HilleVax, Inc.(1)(2)	2,714	3,935
Humacyte, Inc.(1)(2)	8,612	14,683
Ideaya Biosciences, Inc.(1)	8,418	137,887
IGM Biosciences, Inc.(1)	1,327	1,526
ImmunityBio, Inc.(1)(2)	13,724	41,309
Immunome, Inc.(1)	7,173	48,274
Immunovant, Inc.(1)(2)	6,072	103,770
Inhibrx Biosciences, Inc.(1)	853	11,933
Inmune Bio, Inc.(1)(2)	1,196	9,341
Inovio Pharmaceuticals, Inc.(1)	2,488	4,055
Inozyme Pharma, Inc.(1)(2)	4,805	4,373
Insmed, Inc.(1)	17,551	1,338,966
Intellia Therapeutics, Inc.(1)	9,760	69,394
Invivyd, Inc.(1)	7,770	4,703
Iovance Biotherapeutics, Inc.(1)	28,729	95,668
Ironwood Pharmaceuticals, Inc.(1)	13,773	20,246
iTeos Therapeutics, Inc.(1)	2,444	14,591
Janux Therapeutics, Inc.(1)	3,200	86,400

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Jasper Therapeutics, Inc.(1)(2)	1,109	$ 4,769
KalVista Pharmaceuticals, Inc.(1)	3,731	43,056
Keros Therapeutics, Inc.(1)	2,887	29,419
Kiniksa Pharmaceuticals International PLC(1)	3,649	81,044
Kodiak Sciences, Inc.(1)	2,568	7,203
Korro Bio, Inc.(1)	598	10,411
Krystal Biotech, Inc.(1)	2,509	452,373
Kura Oncology, Inc.(1)	7,304	48,206
Kymera Therapeutics, Inc.(1)	4,912	134,441
Kyverna Therapeutics, Inc.(1)	1,649	3,183
Larimar Therapeutics, Inc.(1)	4,121	8,860
LENZ Therapeutics, Inc.	1,231	31,649
Lexeo Therapeutics, Inc.(1)(2)	2,387	8,283
Lexicon Pharmaceuticals, Inc.(1)	8,867	4,086
Lineage Cell Therapeutics, Inc.(1)(2)	10,656	4,812
Lyell Immunopharma, Inc.(1)	17,114	9,207
MacroGenics, Inc.(1)	6,300	8,001
Madrigal Pharmaceuticals, Inc.(1)	1,836	608,138
MannKind Corp.(1)	28,174	141,715
MeiraGTx Holdings PLC(1)	4,871	33,025
Mersana Therapeutics, Inc.(1)(2)	9,896	3,406
Metagenomi, Inc.(1)	618	840
Metsera, Inc.(1)	1,560	42,463
MiMedx Group, Inc.(1)	11,316	86,002
Mineralys Therapeutics, Inc.(1)	2,798	44,432
Mirum Pharmaceuticals, Inc.(1)	4,155	187,183
Monte Rosa Therapeutics, Inc.(1)(2)	4,184	19,414
Myriad Genetics, Inc.(1)	8,747	77,586
Neurogene, Inc.(1)(2)	1,009	11,815
Nkarta, Inc.(1)	5,184	9,539
Novavax, Inc.(1)	16,126	103,368
Nurix Therapeutics, Inc.(1)	7,345	87,259
Nuvalent, Inc., Class A(1)	3,676	260,702
Ocugen, Inc.(1)	25,068	17,706
Olema Pharmaceuticals, Inc.(1)	3,912	14,709
Organogenesis Holdings, Inc.(1)	5,386	23,267
ORIC Pharmaceuticals, Inc.(1)	6,032	33,659
Outlook Therapeutics, Inc.(1)(2)	607	741
Ovid Therapeutics, Inc.(1)	4,924	1,536
PepGen, Inc.(1)	1,175	1,651
Perspective Therapeutics, Inc.(1)	5,476	11,664
Praxis Precision Medicines, Inc.(1)	1,689	63,962
Precigen, Inc.(1)(2)	13,542	20,178
Prelude Therapeutics, Inc.(1)(2)	819	629
Prime Medicine, Inc.(1)	3,901	7,763
ProKidney Corp.(1)	10,523	9,220
Protagonist Therapeutics, Inc.(1)	5,912	285,904
Prothena Corp. PLC(1)	4,368	54,054
PTC Therapeutics, Inc.(1)	7,705	392,647
Puma Biotechnology, Inc.(1)	4,055	12,003
Pyxis Oncology, Inc.(1)(2)	4,784	4,688
Security	Shares	Value
Biotechnology (continued)
Q32 Bio, Inc.(1)(2)	591	$ 975
Rapt Therapeutics, Inc.(1)	2,913	3,554
Recursion Pharmaceuticals, Inc., Class A(1)(2)	26,030	137,699
REGENXBIO, Inc.(1)	4,037	28,865
Regulus Therapeutics, Inc.(1)	6,187	10,827
Relay Therapeutics, Inc.(1)	12,730	33,353
Renovaro, Inc.(1)(2)	12,098	6,572
Replimune Group, Inc.(1)	6,167	60,128
Revolution Medicines, Inc.(1)	17,287	611,268
Rhythm Pharmaceuticals, Inc.(1)	5,546	293,772
Rigel Pharmaceuticals, Inc.(1)	1,481	26,643
Rocket Pharmaceuticals, Inc.(1)	7,797	52,006
Sage Therapeutics, Inc.(1)	5,253	41,761
Sana Biotechnology, Inc.(1)	12,952	21,759
Savara, Inc.(1)	11,689	32,379
Scholar Rock Holding Corp.(1)	8,109	260,704
Sera Prognostics, Inc., Class A(1)	2,704	9,951
Shattuck Labs, Inc.(1)	3,832	3,641
Skye Bioscience, Inc.(1)	1,687	2,682
Soleno Therapeutics, Inc.(1)	2,677	191,272
Solid Biosciences, Inc.(1)(2)	2,206	8,162
SpringWorks Therapeutics, Inc.(1)	6,947	306,571
Spyre Therapeutics, Inc.(1)	4,046	65,282
Stoke Therapeutics, Inc.(1)	3,484	23,169
Summit Therapeutics, Inc.(1)(2)	9,621	185,589
Sutro Biopharma, Inc.(1)	6,622	4,308
Syndax Pharmaceuticals, Inc.(1)	7,858	96,536
Tango Therapeutics, Inc.(1)	4,378	5,998
Taysha Gene Therapies, Inc.(1)	15,672	21,784
Tenaya Therapeutics, Inc.(1)	3,317	1,891
Tevogen Bio Holdings, Inc.(1)(2)	2,143	2,314
TG Therapeutics, Inc.(1)	14,211	560,340
Tourmaline Bio, Inc.(1)	2,262	34,405
Travere Therapeutics, Inc.(1)	8,510	152,499
TScan Therapeutics, Inc.(1)	3,762	5,192
Twist Bioscience Corp.(1)	6,098	239,407
Tyra Biosciences, Inc.(1)	1,991	18,516
Upstream Bio, Inc.(1)(2)	1,822	11,151
UroGen Pharma Ltd.(1)	3,832	42,382
Vanda Pharmaceuticals, Inc.(1)	4,281	19,650
Vaxcyte, Inc.(1)	12,562	474,341
Vera Therapeutics, Inc.(1)	4,639	111,429
Veracyte, Inc.(1)	7,784	230,796
Verastem, Inc.(1)	2,489	15,009
Vericel Corp.(1)	5,137	229,213
Verve Therapeutics, Inc.(1)	6,570	30,025
Vir Biotechnology, Inc.(1)	8,321	53,920
Viridian Therapeutics, Inc.(1)	7,646	103,068
Voyager Therapeutics, Inc.(1)	3,923	13,260
Werewolf Therapeutics, Inc.(1)	2,987	2,904
X4 Pharmaceuticals, Inc.(1)	10,167	2,403

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
XBiotech, Inc.(1)(2)	1,813	$ 5,874
Xencor, Inc.(1)	7,045	74,959
XOMA Royalty Corp.(1)	604	12,038
Y-mAbs Therapeutics, Inc.(1)	3,701	16,395
Zenas Biopharma, Inc.(1)	1,608	12,703
Zentalis Pharmaceuticals, Inc.(1)	5,837	9,281
Zura Bio Ltd.(1)	4,497	5,801
Zymeworks, Inc.(1)	5,616	66,887
		$19,760,710
Broadline Retail — 0.0%†
1stdibs.com, Inc.(1)	2,492	$7,576
Groupon, Inc.(1)(2)	2,244	42,120
QVC Group, Inc., Class B(1)	110	730
Savers Value Village, Inc.(1)	2,598	17,926
		$68,352
Building Products — 1.3%
American Woodmark Corp.(1)	1,656	$97,423
Apogee Enterprises, Inc.	2,197	101,787
AZZ, Inc.	3,072	256,850
Caesarstone Ltd.(1)(2)	2,028	4,928
CSW Industrials, Inc.	1,714	499,665
Gibraltar Industries, Inc.(1)	3,081	180,731
Griffon Corp.	3,934	281,281
Insteel Industries, Inc.	1,863	48,997
Janus International Group, Inc.(1)	13,900	100,080
JELD-WEN Holding, Inc.(1)	8,463	50,524
MasterBrand, Inc.(1)	12,895	168,409
Quanex Building Products Corp.	4,382	81,461
Resideo Technologies, Inc.(1)	15,280	270,456
Tecnoglass, Inc.	2,350	168,143
UFP Industries, Inc.	6,042	646,736
Zurn Elkay Water Solutions Corp., Class C	14,690	484,476
		$3,441,947
Capital Markets — 1.7%
Acadian Asset Management, Inc.	2,708	$70,029
AlTi Global, Inc.(1)(2)	1,737	5,280
Artisan Partners Asset Management, Inc., Class A	6,364	248,832
B. Riley Financial, Inc.(2)	1,858	7,190
BGC Group, Inc., Class A	36,907	338,437
Cohen & Steers, Inc.	2,786	223,577
Diamond Hill Investment Group, Inc.	250	35,710
DigitalBridge Group, Inc.	16,631	146,685
Donnelley Financial Solutions, Inc.(1)	2,615	114,302
Forge Global Holdings, Inc.(1)	9,074	5,100
GCM Grosvenor, Inc., Class A	4,316	57,101
Hamilton Lane, Inc., Class A	4,011	596,315
MarketWise, Inc.	1,277	630
Moelis & Co., Class A	7,209	420,717
Security	Shares	Value
Capital Markets (continued)
Open Lending Corp., Class A(1)	9,892	$ 27,302
P10, Inc., Class A	4,525	53,169
Patria Investments Ltd., Class A(2)	5,365	60,571
Perella Weinberg Partners	5,150	94,760
Piper Sandler Cos.	1,770	438,358
PJT Partners, Inc., Class A	2,391	329,671
Silvercrest Asset Management Group, Inc., Class A	744	12,172
StepStone Group, Inc., Class A	6,866	358,611
StoneX Group, Inc.(1)	4,342	331,642
Value Line, Inc.(2)	91	3,519
Victory Capital Holdings, Inc., Class A	4,303	249,015
Virtus Investment Partners, Inc.	689	118,756
WisdomTree, Inc.	13,617	121,464
		$4,468,915
Chemicals — 1.5%
AdvanSix, Inc.	2,633	$59,637
American Vanguard Corp.	2,506	11,026
Arq, Inc.(1)	2,422	10,100
ASP Isotopes, Inc.(1)	3,883	18,211
Aspen Aerogels, Inc.(1)	5,708	36,474
Avient Corp.	9,138	339,568
Balchem Corp.	3,292	546,472
Cabot Corp.	5,364	445,963
Core Molding Technologies, Inc.(1)	640	9,728
Ecovyst, Inc.(1)	11,401	70,686
Hawkins, Inc.	2,023	214,276
HB Fuller Co.	5,729	321,511
Ingevity Corp.(1)	3,718	147,196
Innospec, Inc.	2,608	247,108
Intrepid Potash, Inc.(1)	831	24,423
Koppers Holdings, Inc.	2,005	56,140
Kronos Worldwide, Inc.	1,877	14,040
LSB Industries, Inc.(1)	5,423	35,738
Mativ Holdings, Inc.	5,420	33,767
Minerals Technologies, Inc.	3,236	205,713
Northern Technologies International Corp.	771	8,026
Orion SA	5,576	72,098
Perimeter Solutions, Inc.(1)	14,000	140,980
PureCycle Technologies, Inc.(1)	12,897	89,247
Quaker Chemical Corp.	1,370	169,346
Rayonier Advanced Materials, Inc.(1)	5,330	30,647
Sensient Technologies Corp.	4,408	328,087
Stepan Co.	2,118	116,575
Tronox Holdings PLC	11,640	81,946
Valhi, Inc.	189	3,071
		$3,887,800
Commercial Services & Supplies — 1.8%
ABM Industries, Inc.	6,286	$297,705
ACCO Brands Corp.	9,262	38,808

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Commercial Services & Supplies (continued)
ACV Auctions, Inc., Class A(1)	14,990	$ 211,209
Bridger Aerospace Group Holdings, Inc.(1)	879	993
BrightView Holdings, Inc.(1)	5,891	75,640
Brink's Co.	4,552	392,200
Casella Waste Systems, Inc., Class A(1)	6,388	712,326
CECO Environmental Corp.(1)	3,074	70,087
Cimpress PLC(1)	1,772	80,148
CompX International, Inc.	124	2,569
CoreCivic, Inc.(1)	11,304	229,358
Deluxe Corp.	4,327	68,410
Driven Brands Holdings, Inc.(1)	5,871	100,629
Ennis, Inc.	2,271	45,624
Enviri Corp.(1)	7,844	52,163
GEO Group, Inc.(1)	12,877	376,137
Healthcare Services Group, Inc.(1)	7,399	74,582
HNI Corp.	4,967	220,286
Interface, Inc.	5,657	112,235
LanzaTech Global, Inc.(1)	10,952	2,652
Liquidity Services, Inc.(1)	2,122	65,803
Matthews International Corp., Class A	2,954	65,697
MillerKnoll, Inc.	7,011	134,191
Montrose Environmental Group, Inc.(1)	3,115	44,420
NL Industries, Inc.	532	4,203
OPENLANE, Inc.(1)	10,732	206,913
Perma-Fix Environmental Services, Inc.(1)	1,232	8,957
Pitney Bowes, Inc.	15,725	142,311
Pursuit Attractions and Hospitality, Inc. (1)	2,008	71,063
Quad/Graphics, Inc.	2,612	14,235
Quest Resource Holding Corp.(1)	1,690	4,394
Steelcase, Inc., Class A	9,597	105,183
UniFirst Corp.	1,575	274,050
Virco Mfg. Corp.(2)	1,023	9,678
VSE Corp.	1,842	221,022
		$4,535,881
Communications Equipment — 0.6%
ADTRAN Holdings, Inc.(1)	7,756	$67,632
Applied Optoelectronics, Inc.(1)	4,262	65,422
Aviat Networks, Inc.(1)	1,092	20,934
Calix, Inc.(1)	6,224	220,579
Clearfield, Inc.(1)	1,291	38,368
CommScope Holding Co., Inc.(1)	20,601	109,391
Digi International, Inc.(1)	3,494	97,238
Extreme Networks, Inc.(1)	13,490	178,473
Harmonic, Inc.(1)	10,947	104,982
NETGEAR, Inc.(1)	2,917	71,350
NetScout Systems, Inc.(1)	7,183	150,915
Ribbon Communications, Inc.(1)	8,663	33,959
Viasat, Inc.(1)	11,887	123,862
Viavi Solutions, Inc.(1)	22,226	248,709
		$1,531,814
Security	Shares	Value
Construction & Engineering — 1.4%
Ameresco, Inc., Class A(1)	3,197	$ 38,620
Arcosa, Inc.	4,909	378,582
Argan, Inc.	1,271	166,717
Bowman Consulting Group Ltd.(1)	1,118	24,406
Centuri Holdings, Inc.(1)(2)	1,340	21,963
Concrete Pumping Holdings, Inc.	2,145	11,712
Construction Partners, Inc., Class A(1)	4,676	336,064
Dycom Industries, Inc.(1)	2,874	437,825
Fluor Corp.(1)	17,412	623,698
Granite Construction, Inc.	4,455	335,907
Great Lakes Dredge & Dock Corp.(1)	6,469	56,280
IES Holdings, Inc.(1)	861	142,160
Limbach Holdings, Inc.(1)	1,001	74,544
Matrix Service Co.(1)	2,591	32,206
MYR Group, Inc.(1)	1,628	184,111
Northwest Pipe Co.(1)	837	34,568
Orion Group Holdings, Inc.(1)	3,003	15,706
Primoris Services Corp.	5,407	310,416
Southland Holdings, Inc.(1)	310	927
Sterling Infrastructure, Inc.(1)	3,044	344,611
Tutor Perini Corp.(1)	4,396	101,899
		$3,672,922
Construction Materials — 0.2%
Knife River Corp.(1)	5,799	$523,128
Smith-Midland Corp.(1)(2)	440	13,671
United States Lime & Minerals, Inc.	1,101	97,306
		$634,105
Consumer Finance — 0.9%
Atlanticus Holdings Corp.(1)	446	$22,813
Bread Financial Holdings, Inc.	5,202	260,516
Consumer Portfolio Services, Inc.(1)	1,073	9,303
Dave, Inc.(1)	766	63,317
Encore Capital Group, Inc.(1)	2,310	79,187
Enova International, Inc.(1)	2,566	247,773
FirstCash Holdings, Inc.	3,896	468,767
Green Dot Corp., Class A(1)	4,617	38,967
LendingClub Corp.(1)	11,563	119,330
LendingTree, Inc.(1)	911	45,796
Medallion Financial Corp.	1,835	15,983
Moneylion, Inc.(1)	833	72,063
Navient Corp.	7,523	95,015
Nelnet, Inc., Class A	1,440	159,739
NerdWallet, Inc., Class A(1)	3,499	31,666
OppFi, Inc.	1,909	17,754
PRA Group, Inc.(1)	3,840	79,181
PROG Holdings, Inc.	4,153	110,470
Regional Management Corp.	671	20,204
Upstart Holdings, Inc.(1)	8,000	368,240

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Finance (continued)
World Acceptance Corp.(1)	369	$ 46,697
		$ 2,372,781
Consumer Staples Distribution & Retail — 1.0%
Andersons, Inc.	3,200	$ 137,376
Chefs' Warehouse, Inc.(1)	3,500	190,610
Guardian Pharmacy Services, Inc., Class A(1)	900	19,134
HF Foods Group, Inc.(1)	3,141	15,391
Ingles Markets, Inc., Class A	1,398	91,052
Natural Grocers by Vitamin Cottage, Inc.	875	35,175
PriceSmart, Inc.	2,572	225,950
SpartanNash Co.	3,443	69,755
Sprouts Farmers Market, Inc.(1)	10,192	1,555,707
United Natural Foods, Inc.(1)	5,890	161,327
Village Super Market, Inc., Class A	640	24,326
Weis Markets, Inc.	1,638	126,208
		$2,652,011
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA	14,157	$42,754
Greif, Inc., Class A	2,462	135,385
Greif, Inc., Class B	446	26,439
Myers Industries, Inc.	3,634	43,354
O-I Glass, Inc.(1)	15,177	174,080
Pactiv Evergreen, Inc.	4,146	74,669
Ranpak Holdings Corp.(1)	4,233	22,943
TriMas Corp.	4,125	96,649
		$616,273
Distributors — 0.0%†
A-Mark Precious Metals, Inc.	1,891	$47,975
GigaCloud Technology, Inc., Class A(1)	2,300	32,660
Weyco Group, Inc.	443	13,502
		$94,137
Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc.(1)	3,793	$381,728
American Public Education, Inc.(1)	1,538	34,328
Carriage Services, Inc.	1,188	46,035
Chegg, Inc.(1)	11,742	7,505
Coursera, Inc.(1)	13,485	89,810
European Wax Center, Inc., Class A(1)	3,368	13,304
frontdoor, Inc.(1)	7,952	305,516
Graham Holdings Co., Class B	322	309,397
KinderCare Learning Cos., Inc.(1)	2,915	33,785
Laureate Education, Inc.(1)	13,026	266,382
Lincoln Educational Services Corp.(1)	2,731	43,341
Mister Car Wash, Inc.(1)	9,174	72,383
Nerdy, Inc.(1)(2)	4,065	5,772
OneSpaWorld Holdings Ltd.	10,511	176,480
Security	Shares	Value
Diversified Consumer Services (continued)
Perdoceo Education Corp.	6,679	$ 168,177
Strategic Education, Inc.	2,250	188,910
Stride, Inc.(1)	4,340	549,010
Udemy, Inc.(1)	9,103	70,639
Universal Technical Institute, Inc.(1)	4,713	121,030
Zspace, Inc.(1)	220	1,630
		$ 2,885,162
Diversified REITs — 0.6%
Alexander & Baldwin, Inc.	7,211	$124,246
Alpine Income Property Trust, Inc.	1,076	17,991
American Assets Trust, Inc.	4,853	97,739
Armada Hoffler Properties, Inc.	8,248	61,942
Broadstone Net Lease, Inc.	19,084	325,191
CTO Realty Growth, Inc.(2)	3,020	58,316
Empire State Realty Trust, Inc., Class A	14,263	111,537
Essential Properties Realty Trust, Inc.	17,750	579,360
Gladstone Commercial Corp.	3,969	59,456
Global Net Lease, Inc.	21,006	168,888
NexPoint Diversified Real Estate Trust	2,865	10,973
One Liberty Properties, Inc.	1,306	34,309
		$1,649,948
Diversified Telecommunication Services — 0.6%
Anterix, Inc.(1)	1,033	$37,808
AST SpaceMobile, Inc.(1)(2)	13,571	308,605
ATN International, Inc.	967	19,640
Bandwidth, Inc., Class A(1)	2,355	30,850
Cogent Communications Holdings, Inc.	4,462	273,565
Globalstar, Inc.(1)	5,087	106,115
IDT Corp., Class B	1,536	78,812
Liberty Latin America Ltd., Class A(1)	3,362	21,281
Liberty Latin America Ltd., Class C(1)	13,189	81,904
Lumen Technologies, Inc.(1)	103,192	404,513
Shenandoah Telecommunications Co.	4,830	60,713
		$1,423,806
Electric Utilities — 0.9%
ALLETE, Inc.	5,876	$386,053
Genie Energy Ltd., Class B	1,265	19,038
Hawaiian Electric Industries, Inc.(1)	17,588	192,589
MGE Energy, Inc.	3,688	342,837
Otter Tail Corp.	4,185	336,349
Portland General Electric Co.	10,584	472,046
TXNM Energy, Inc.	9,165	490,144
		$2,239,056
Electrical Equipment — 1.2%
Allient, Inc.	1,377	$30,266
American Superconductor Corp.(1)	3,345	60,678

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electrical Equipment (continued)
Amprius Technologies, Inc.(1)(2)	444	$ 1,190
Array Technologies, Inc.(1)	15,690	76,410
Atkore, Inc.	3,509	210,505
Blink Charging Co.(1)(2)	9,426	8,650
Bloom Energy Corp., Class A(1)	20,492	402,873
ChargePoint Holdings, Inc.(1)(2)	38,031	23,009
Energy Vault Holdings, Inc.(1)	7,973	5,544
EnerSys	3,988	365,221
Enovix Corp.(1)	17,206	126,292
Fluence Energy, Inc.(1)(2)	6,167	29,910
FuelCell Energy, Inc.(1)(2)	1,569	7,202
GrafTech International Ltd.(1)	25,266	22,093
Hyliion Holdings Corp.(1)	14,559	20,383
LSI Industries, Inc.	2,901	49,317
NANO Nuclear Energy, Inc.(1)	2,481	65,647
Net Power, Inc.(1)(2)	2,072	5,449
NEXTracker, Inc., Class A(1)	14,734	620,891
NuScale Power Corp.(1)	8,863	125,500
Plug Power, Inc.(1)	83,426	112,625
Powell Industries, Inc.	949	161,643
Preformed Line Products Co.	222	31,100
SES AI Corp.(1)	10,311	5,369
Shoals Technologies Group, Inc., Class A(1)	17,762	58,970
SolarMax Technology, Inc.(1)	498	598
Solidion Technology, Inc.(1)	868	105
Stem, Inc.(1)	14,154	4,958
Sunrun, Inc.(1)	22,144	129,764
T1 Energy, Inc.(1)(2)	10,984	13,840
Thermon Group Holdings, Inc.(1)	3,323	92,545
TPI Composites, Inc.(1)	4,132	3,330
Ultralife Corp.(1)	986	5,305
Vicor Corp.(1)	2,205	103,150
		$2,980,332
Electronic Equipment, Instruments & Components — 2.7%
908 Devices, Inc.(1)	1,442	$6,460
Advanced Energy Industries, Inc.	3,811	363,226
Aeva Technologies, Inc.(1)	1,633	11,431
Arlo Technologies, Inc.(1)	9,317	91,959
Badger Meter, Inc.	3,008	572,272
Bel Fuse, Inc., Class A	171	12,322
Bel Fuse, Inc., Class B	1,032	77,256
Belden, Inc.	4,101	411,125
Benchmark Electronics, Inc.	3,516	133,714
Climb Global Solutions, Inc.	440	48,734
CTS Corp.	3,118	129,553
Daktronics, Inc.(1)	4,192	51,059
ePlus, Inc.(1)	2,642	161,241
Evolv Technologies Holdings, Inc.(1)(2)	11,113	34,673
Fabrinet(1)	3,720	734,737
FARO Technologies, Inc.(1)	1,964	53,617
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Insight Enterprises, Inc.(1)	2,755	$ 413,222
Itron, Inc.(1)	4,570	478,753
Kimball Electronics, Inc.(1)	2,480	40,796
Knowles Corp.(1)	8,936	135,827
Lightwave Logic, Inc.(1)	11,312	11,595
Methode Electronics, Inc.	3,514	22,419
MicroVision, Inc.(1)	17,448	21,636
Mirion Technologies, Inc.(1)	20,898	303,021
Napco Security Technologies, Inc.	3,439	79,166
nLIGHT, Inc.(1)	4,350	33,800
Novanta, Inc.(1)	3,653	467,109
OSI Systems, Inc.(1)	1,605	311,916
Ouster, Inc.(1)	4,239	38,066
PAR Technology Corp.(1)	3,518	215,794
PC Connection, Inc.	1,129	70,472
Plexus Corp.(1)	2,738	350,820
Powerfleet, Inc. NJ(1)	8,866	48,674
Richardson Electronics Ltd.	988	11,026
Rogers Corp.(1)	1,903	128,510
Sanmina Corp.(1)	5,434	413,962
ScanSource, Inc.(1)	2,484	84,481
SmartRent, Inc.(1)	18,178	21,995
TTM Technologies, Inc.(1)	10,170	208,587
Vishay Intertechnology, Inc.	12,694	201,835
Vishay Precision Group, Inc.(1)	1,011	24,355
		$7,031,216
Energy Equipment & Services — 2.0%
Archrock, Inc.	16,883	$443,010
Aris Water Solutions, Inc., Class A	2,469	79,107
Atlas Energy Solutions, Inc.(2)	7,522	134,192
Borr Drilling Ltd.(1)	22,746	49,814
Bristow Group, Inc.(1)	2,348	74,150
Cactus, Inc., Class A	6,973	319,573
ChampionX Corp.	19,471	580,236
Core Laboratories, Inc.	4,661	69,868
DMC Global, Inc.(1)	1,926	16,217
Drilling Tools International Corp.(1)	921	2,183
Expro Group Holdings NV(1)	9,279	92,233
Flowco Holdings, Inc., Class A(1)	1,986	50,941
Forum Energy Technologies, Inc.(1)	810	16,289
Geospace Technologies Corp.(1)	1,231	8,876
Helix Energy Solutions Group, Inc.(1)	14,305	118,875
Helmerich & Payne, Inc.	10,113	264,152
Innovex International, Inc.(1)	3,383	60,759
Kodiak Gas Services, Inc.	4,559	170,051
Liberty Energy, Inc.	16,356	258,915
Mammoth Energy Services, Inc.(1)	1,924	3,925
Nabors Industries Ltd.(1)	911	37,998
Natural Gas Services Group, Inc.(1)	1,051	23,090
Noble Corp. PLC	13,450	318,765

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Energy Equipment & Services (continued)
NPK International, Inc.(1)	7,671	$ 44,569
Oceaneering International, Inc.(1)	10,575	230,641
Oil States International, Inc.(1)	6,222	32,043
Patterson-UTI Energy, Inc.	39,367	323,597
ProFrac Holding Corp., Class A(1)	1,873	14,216
ProPetro Holding Corp.(1)	9,803	72,052
Ranger Energy Services, Inc., Class A	1,283	18,206
RPC, Inc.	8,391	46,150
SEACOR Marine Holdings, Inc.(1)	1,989	10,064
Seadrill Ltd.(1)	6,603	165,075
Select Water Solutions, Inc.	9,545	100,222
Solaris Energy Infrastructure, Inc., Class A	3,101	67,478
TETRA Technologies, Inc.(1)	12,362	41,536
Tidewater, Inc.(1)	4,941	208,856
Transocean Ltd.(1)	73,884	234,212
Valaris Ltd.(1)	6,359	249,654
		$5,051,790
Entertainment — 0.5%
AMC Entertainment Holdings, Inc., Class A(1)	40,889	$117,351
Atlanta Braves Holdings, Inc., Class A(1)	991	43,475
Atlanta Braves Holdings, Inc., Class C(1)	5,082	203,331
Cinemark Holdings, Inc.	11,546	287,380
Eventbrite, Inc., Class A(1)	7,686	16,217
Golden Matrix Group, Inc.(1)	1,948	3,838
IMAX Corp.(1)	4,433	116,810
Lions Gate Entertainment Corp., Class A(1)(2)	5,843	51,711
Lions Gate Entertainment Corp., Class B(1)	12,478	98,826
LiveOne, Inc.(1)	6,666	4,660
Madison Square Garden Entertainment Corp.(1)	3,965	129,814
Marcus Corp.	2,510	41,892
Playstudios, Inc.(1)	8,439	10,717
Reservoir Media, Inc.(1)	1,534	11,704
Sphere Entertainment Co.(1)	2,593	84,843
Vivid Seats, Inc., Class A(1)	7,449	22,049
		$1,244,618
Financial Services — 2.7%
Acacia Research Corp.(1)	3,139	$10,045
Alerus Financial Corp.	2,349	43,363
AvidXchange Holdings, Inc.(1)	18,182	154,183
Banco Latinoamericano de Comercio Exterior SA	2,713	99,296
Burford Capital Ltd.	20,962	276,908
Cannae Holdings, Inc.	5,519	101,163
Cantaloupe, Inc.(1)	5,937	46,724
Cass Information Systems, Inc.	1,350	58,387
Compass Diversified Holdings	6,751	126,041
Enact Holdings, Inc.	2,983	103,659
Essent Group Ltd.	10,663	615,468
EVERTEC, Inc.	6,444	236,946
Federal Agricultural Mortgage Corp., Class C	907	170,072
Security	Shares	Value
Financial Services (continued)
Flywire Corp.(1)	12,634	$ 120,023
HA Sustainable Infrastructure Capital, Inc.	12,084	353,336
International Money Express, Inc.(1)	3,046	38,441
Jackson Financial, Inc., Class A	7,399	619,888
Marqeta, Inc., Class A(1)	49,615	204,414
Merchants Bancorp	1,832	67,784
Mr. Cooper Group, Inc.(1)	6,456	772,138
NCR Atleos Corp.(1)	7,548	199,116
NewtekOne, Inc.	1,925	23,023
NMI Holdings, Inc., Class A(1)	8,208	295,898
Onity Group, Inc.(1)	531	17,162
Pagseguro Digital Ltd., Class A(1)	18,476	140,972
Payoneer Global, Inc.(1)	27,415	200,404
Paysafe Ltd.(1)	3,202	50,239
Paysign, Inc.(1)	2,696	5,716
PennyMac Financial Services, Inc.	2,797	280,008
Priority Technology Holdings, Inc.(1)	1,924	13,112
Radian Group, Inc.	15,070	498,365
Remitly Global, Inc.(1)	15,617	324,834
Repay Holdings Corp.(1)	8,014	44,638
Sezzle, Inc.(1)(2)	1,386	48,358
StoneCo Ltd., Class A(1)	28,999	303,909
SWK Holdings Corp.(1)	267	4,643
Velocity Financial, Inc.(1)	672	12,573
Walker & Dunlop, Inc.	3,362	286,980
Waterstone Financial, Inc.	1,822	24,506
		$6,992,735
Food Products — 0.9%
Alico, Inc.	470	$14,025
B&G Foods, Inc.	7,068	48,557
Beyond Meat, Inc.(1)(2)	5,892	17,971
BRC, Inc., Class A(1)	4,075	8,517
Calavo Growers, Inc.	1,707	40,951
Cal-Maine Foods, Inc.	4,148	377,053
Dole PLC	7,110	102,739
Forafric Global PLC(1)	431	3,707
Fresh Del Monte Produce, Inc.	3,359	103,558
Hain Celestial Group, Inc.(1)	8,890	36,893
J&J Snack Foods Corp.	1,596	210,225
John B. Sanfilippo & Son, Inc.	891	63,136
Lancaster Colony Corp.	1,979	346,325
Lifeway Foods, Inc.(1)	441	10,782
Limoneira Co.	1,446	25,623
Mama's Creations, Inc.(1)(2)	3,224	20,988
Mission Produce, Inc.(1)	4,781	50,105
Seneca Foods Corp., Class A(1)	439	39,089
Simply Good Foods Co.(1)	9,549	329,345
SunOpta, Inc.(1)	8,959	43,541
TreeHouse Foods, Inc.(1)	4,798	129,978
Utz Brands, Inc.	6,371	89,704

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food Products (continued)
Vital Farms, Inc.(1)	3,487	$ 106,249
Westrock Coffee Co.(1)	3,320	23,970
WK Kellogg Co.(2)	6,428	128,110
		$ 2,371,141
Gas Utilities — 1.1%
Brookfield Infrastructure Corp., Class A	12,220	$ 442,242
Chesapeake Utilities Corp.	2,313	297,059
New Jersey Resources Corp.	10,002	490,698
Northwest Natural Holding Co.	3,842	164,130
ONE Gas, Inc.	5,699	430,787
RGC Resources, Inc.	661	13,795
Southwest Gas Holdings, Inc.	6,162	442,432
Spire, Inc.	5,748	449,781
		$2,730,924
Ground Transportation — 0.4%
ArcBest Corp.	2,463	$173,839
Covenant Logistics Group, Inc.	1,406	31,213
FTAI Infrastructure, Inc.	9,864	44,684
Heartland Express, Inc.	4,623	42,624
Hertz Global Holdings, Inc.(1)(2)	12,023	47,371
Marten Transport Ltd.	5,775	79,233
PAMT Corp.(1)	502	6,094
Proficient Auto Logistics, Inc.(1)(2)	1,532	12,823
RXO, Inc.(1)	16,685	318,683
Universal Logistics Holdings, Inc.(2)	475	12,464
Werner Enterprises, Inc.	6,200	181,660
		$950,688
Health Care Equipment & Supplies — 2.7%
Accuray, Inc.(1)	7,702	$13,787
Alphatec Holdings, Inc.(1)	10,890	110,425
AngioDynamics, Inc.(1)	3,837	36,029
Anteris Technologies Global Corp.(1)	1,520	5,533
Artivion, Inc.(1)	3,885	95,493
AtriCure, Inc.(1)	4,629	149,331
Avanos Medical, Inc.(1)	4,598	65,889
AxoGen, Inc.(1)	4,047	74,869
Beta Bionics, Inc.(1)	1,339	16,389
Bioventus, Inc., Class A(1)	3,678	33,654
Ceribell, Inc.(1)	1,288	24,742
Cerus Corp.(1)	17,500	24,325
CONMED Corp.	3,228	194,939
CVRx, Inc.(1)	918	11,227
Embecta Corp.	5,742	73,210
Fractyl Health, Inc.(1)	735	875
Glaukos Corp.(1)	5,007	492,789
Haemonetics Corp.(1)	5,021	319,085
ICU Medical, Inc.(1)	2,172	301,604
Inmode Ltd.(1)	6,640	117,794
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Inogen, Inc.(1)	1,598	$ 11,394
Integer Holdings Corp.(1)	3,373	398,048
Integra LifeSciences Holdings Corp.(1)	6,715	147,663
iRadimed Corp.	721	37,838
iRhythm Technologies, Inc.(1)	3,163	331,103
Lantheus Holdings, Inc.(1)	7,044	687,494
LeMaitre Vascular, Inc.	2,122	178,036
LivaNova PLC(1)	5,706	224,132
Merit Medical Systems, Inc.(1)	5,842	617,558
Neogen Corp.(1)	22,103	191,633
NeuroPace, Inc.(1)	1,337	16,432
Nevro Corp.(1)	3,529	20,609
Novocure Ltd.(1)	11,141	198,533
Omnicell, Inc.(1)	4,774	166,899
OraSure Technologies, Inc.(1)	7,452	25,113
Orchestra BioMed Holdings, Inc.(1)	1,396	5,975
Orthofix Medical, Inc.(1)	3,494	56,987
OrthoPediatrics Corp.(1)	1,565	38,546
Paragon 28, Inc.(1)	3,915	51,130
PROCEPT BioRobotics Corp.(1)	4,661	271,550
Pulmonx Corp.(1)	3,617	24,342
Pulse Biosciences, Inc.(1)	1,864	29,992
RxSight, Inc.(1)	3,636	91,809
Sanara Medtech, Inc.(1)	313	9,662
Semler Scientific, Inc.(1)(2)	678	24,544
SI-BONE, Inc.(1)	4,118	57,775
Sight Sciences, Inc.(1)	3,442	8,261
STAAR Surgical Co.(1)	4,831	85,170
Stereotaxis, Inc.(1)	5,370	9,451
SurModics, Inc.(1)	1,426	43,536
Tactile Systems Technology, Inc.(1)	2,295	30,340
Tandem Diabetes Care, Inc.(1)	6,870	131,629
TransMedics Group, Inc.(1)	3,252	218,795
Treace Medical Concepts, Inc.(1)	4,493	37,696
UFP Technologies, Inc.(1)	736	148,459
Utah Medical Products, Inc.	296	16,588
Varex Imaging Corp.(1)	3,855	44,718
Zimvie, Inc.(1)	2,549	27,529
Zynex, Inc.(1)	1,511	3,324
		$6,882,282
Health Care Providers & Services — 2.9%
Accolade, Inc.(1)	6,560	$45,789
AdaptHealth Corp.(1)	9,594	103,999
Addus HomeCare Corp.(1)	1,765	174,541
agilon health, Inc.(1)	30,224	130,870
AirSculpt Technologies, Inc.(1)(2)	508	1,186
Alignment Healthcare, Inc.(1)	9,806	182,588
AMN Healthcare Services, Inc.(1)	3,713	90,820
Ardent Health Partners, Inc.(1)	2,413	33,179
Astrana Health, Inc.(1)	4,257	132,010

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
Aveanna Healthcare Holdings, Inc.(1)	5,295	$ 28,699
BrightSpring Health Services, Inc.(1)	5,379	97,306
Brookdale Senior Living, Inc.(1)	18,689	116,993
Castle Biosciences, Inc.(1)	2,450	49,049
Community Health Systems, Inc.(1)	12,400	33,480
Concentra Group Holdings Parent, Inc.	11,151	241,977
CorVel Corp.(1)	2,784	311,724
Cross Country Healthcare, Inc.(1)	3,421	50,939
DocGo, Inc.(1)(2)	10,639	28,087
Enhabit, Inc.(1)	4,967	43,660
Ensign Group, Inc.	5,615	726,581
Fulgent Genetics, Inc.(1)(2)	2,034	34,375
GeneDx Holdings Corp.(1)	1,191	105,481
Guardant Health, Inc.(1)	12,034	512,648
HealthEquity, Inc.(1)	8,740	772,354
Hims & Hers Health, Inc.(1)	19,353	571,881
InfuSystem Holdings, Inc.(1)	1,500	8,070
Innovage Holding Corp.(1)	1,437	4,282
Joint Corp.(1)	1,060	13,239
LifeStance Health Group, Inc.(1)	14,130	94,106
ModivCare, Inc.(1)(2)	1,257	1,653
Nano-X Imaging Ltd.(1)(2)	4,525	22,602
National HealthCare Corp.	1,241	115,165
National Research Corp.	1,412	18,074
NeoGenomics, Inc.(1)	13,339	126,587
OPKO Health, Inc.(1)	31,889	52,936
Option Care Health, Inc.(1)	17,490	611,275
Owens & Minor, Inc.(1)	7,381	66,650
PACS Group, Inc.(1)	3,863	43,420
Patterson Cos., Inc.	8,242	257,480
Pediatrix Medical Group, Inc.(1)	8,364	121,194
Pennant Group, Inc.(1)	3,414	85,862
Performant Healthcare, Inc.(1)	5,558	16,452
Privia Health Group, Inc.(1)	10,673	239,609
Progyny, Inc.(1)	7,569	169,091
Quipt Home Medical Corp.(1)	3,332	7,764
RadNet, Inc.(1)	6,688	332,527
Select Medical Holdings Corp.	10,967	183,149
Sonida Senior Living, Inc.(1)	335	7,802
Surgery Partners, Inc.(1)	7,666	182,067
Talkspace, Inc.(1)	12,044	30,833
U.S. Physical Therapy, Inc.	1,466	106,080
Viemed Healthcare, Inc.(1)	2,819	20,522
		$7,558,707
Health Care REITs — 0.8%
American Healthcare REIT, Inc.	15,382	$466,074
CareTrust REIT, Inc.	18,896	540,048
Community Healthcare Trust, Inc.	2,538	46,090
Diversified Healthcare Trust	23,576	56,582
Global Medical REIT, Inc.	6,063	53,051
Security	Shares	Value
Health Care REITs (continued)
LTC Properties, Inc.	4,678	$ 165,835
National Health Investors, Inc.	4,429	327,126
Sabra Health Care REIT, Inc.	24,079	420,660
Strawberry Fields REIT, Inc.	571	6,801
Universal Health Realty Income Trust	1,333	54,600
		$ 2,136,867
Health Care Technology — 0.4%
Definitive Healthcare Corp.(1)	4,806	$ 13,889
Evolent Health, Inc., Class A(1)	11,404	107,996
Health Catalyst, Inc.(1)	5,546	25,123
HealthStream, Inc.	2,408	77,489
LifeMD, Inc.(1)	3,399	18,491
OptimizeRx Corp.(1)	1,258	10,894
Phreesia, Inc.(1)	5,606	143,289
Schrodinger, Inc.(1)	5,415	106,892
Simulations Plus, Inc.(2)	1,576	38,644
Teladoc Health, Inc.(1)	18,009	143,352
Waystar Holding Corp.(1)	7,972	297,834
		$983,893
Hotel & Resort REITs — 0.7%
Apple Hospitality REIT, Inc.	23,850	$307,903
Braemar Hotels & Resorts, Inc.	5,189	12,921
Chatham Lodging Trust	4,756	33,910
DiamondRock Hospitality Co.	20,908	161,410
Pebblebrook Hotel Trust	12,078	122,350
RLJ Lodging Trust	15,814	124,772
Ryman Hospitality Properties, Inc.	6,001	548,731
Service Properties Trust	16,396	42,794
Summit Hotel Properties, Inc.	10,419	56,367
Sunstone Hotel Investors, Inc.	20,512	193,018
Xenia Hotels & Resorts, Inc.	9,989	117,471
		$1,721,647
Hotels, Restaurants & Leisure — 1.9%
Accel Entertainment, Inc.(1)	5,320	$52,774
Biglari Holdings, Inc., Class B(1)	80	17,323
BJ's Restaurants, Inc.(1)	1,855	63,552
Bloomin' Brands, Inc.	7,737	55,474
Brinker International, Inc.(1)	4,509	672,066
Cheesecake Factory, Inc.	5,051	245,782
Cracker Barrel Old Country Store, Inc.	2,194	85,171
Dave & Buster's Entertainment, Inc.(1)(2)	3,378	59,351
Denny's Corp.(1)	4,997	18,339
Despegar.com Corp.(1)	7,218	135,626
Dine Brands Global, Inc.	1,555	36,185
El Pollo Loco Holdings, Inc.(1)	2,823	29,077
Everi Holdings, Inc.(1)	8,390	114,691
First Watch Restaurant Group, Inc.(1)	3,885	64,685
Full House Resorts, Inc.(1)	2,565	10,722

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Global Business Travel Group, Inc. (1)	12,296	$ 89,269
Golden Entertainment, Inc.	2,012	53,097
Hilton Grand Vacations, Inc.(1)	7,228	270,400
Inspired Entertainment, Inc.(1)	1,661	14,185
International Game Technology PLC	11,903	193,543
Jack in the Box, Inc.(2)	2,064	56,120
Krispy Kreme, Inc.	8,703	42,819
Kura Sushi USA, Inc., Class A(1)	575	29,440
Life Time Group Holdings, Inc.(1)	8,628	260,566
Lindblad Expeditions Holdings, Inc.(1)	3,449	31,972
Monarch Casino & Resort, Inc.	1,339	104,107
Nathan's Famous, Inc.	233	22,455
ONE Group Hospitality, Inc.(1)(2)	1,532	4,581
Papa John's International, Inc.	3,297	135,441
PlayAGS, Inc.(1)	4,113	49,808
Portillo's, Inc., Class A(1)	5,292	62,922
Potbelly Corp.(1)	2,155	20,494
RCI Hospitality Holdings, Inc.	845	36,284
Red Rock Resorts, Inc., Class A	4,931	213,857
Rush Street Interactive, Inc.(1)	7,448	79,843
Sabre Corp.(1)	39,995	112,386
Shake Shack, Inc., Class A(1)	3,847	339,190
Six Flags Entertainment Corp.	9,388	334,870
Super Group SGHC Ltd.	15,676	100,953
Sweetgreen, Inc., Class A(1)	10,479	262,185
Target Hospitality Corp.(1)	3,084	20,293
United Parks & Resorts, Inc.(1)	3,137	142,608
Vacasa, Inc., Class A(1)	918	4,939
Xponential Fitness, Inc., Class A(1)	2,041	17,002
		$4,766,447
Household Durables — 1.9%
Beazer Homes USA, Inc.(1)	2,929	$59,722
Cavco Industries, Inc.(1)	813	422,459
Century Communities, Inc.	2,778	186,404
Champion Homes, Inc.(1)	5,465	517,863
Cricut, Inc., Class A	4,718	24,298
Dream Finders Homes, Inc., Class A(1)	2,735	61,702
Ethan Allen Interiors, Inc.	2,254	62,436
Flexsteel Industries, Inc.	452	16,502
GoPro, Inc., Class A(1)	12,764	8,461
Green Brick Partners, Inc.(1)	3,081	179,653
Hamilton Beach Brands Holding Co., Class A	835	16,224
Helen of Troy Ltd.(1)	2,394	128,055
Hooker Furnishings Corp.	908	9,116
Hovnanian Enterprises, Inc., Class A(1)	483	50,575
Installed Building Products, Inc.	2,399	411,333
iRobot Corp.(1)	2,726	7,360
KB Home	6,472	376,153
Landsea Homes Corp.(1)	2,092	13,431
La-Z-Boy, Inc.	4,316	168,712
Security	Shares	Value
Household Durables (continued)
Legacy Housing Corp.(1)(2)	819	$ 20,655
LGI Homes, Inc.(1)	2,185	145,237
Lifetime Brands, Inc.	1,219	6,010
Lovesac Co.(1)	1,384	25,161
M/I Homes, Inc.(1)	2,695	307,715
Meritage Homes Corp.	7,336	519,976
Purple Innovation, Inc.(1)	4,415	3,352
Sonos, Inc.(1)	12,358	131,860
Taylor Morrison Home Corp.(1)	10,470	628,619
Traeger, Inc.(1)	3,429	5,761
TRI Pointe Homes, Inc.(1)	9,645	307,868
United Homes Group, Inc.(1)	508	1,422
		$4,824,095
Household Products — 0.3%
Central Garden & Pet Co.(1)	964	$35,340
Central Garden & Pet Co., Class A(1)	5,458	178,641
Energizer Holdings, Inc.	7,522	225,058
Oil-Dri Corp. of America	810	37,195
WD-40 Co.	1,378	336,232
		$812,466
Independent Power and Renewable Electricity Producers — 0.2%
Altus Power, Inc.(1)	5,278	$26,126
Montauk Renewables, Inc.(1)	6,625	13,846
Ormat Technologies, Inc.	5,839	413,226
Sunnova Energy International, Inc.(1)(2)	11,009	4,096
		$457,294
Industrial Conglomerates — 0.0%†
Brookfield Business Corp., Class A	2,564	$68,254
		$68,254
Industrial REITs — 0.4%
Industrial Logistics Properties Trust	6,397	$22,005
Innovative Industrial Properties, Inc.	2,948	159,457
LXP Industrial Trust	30,409	263,038
Plymouth Industrial REIT, Inc.	4,269	69,585
Terreno Realty Corp.	9,986	631,315
		$1,145,400
Insurance — 2.2%
Ambac Financial Group, Inc.(1)	4,583	$40,101
American Coastal Insurance Corp., Class C	2,528	29,249
AMERISAFE, Inc.	1,896	99,635
Baldwin Insurance Group, Inc.(1)	6,973	311,623
Bowhead Specialty Holdings, Inc.(1)	1,602	65,121
CNO Financial Group, Inc.	10,324	429,995
Crawford & Co., Class A	1,459	16,662
Donegal Group, Inc., Class A	1,516	29,759

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
Employers Holdings, Inc.	2,664	$ 134,905
Enstar Group Ltd.(1)	1,281	425,779
F&G Annuities & Life, Inc.	1,837	66,224
Fidelis Insurance Holdings Ltd.	5,278	85,504
Genworth Financial, Inc., Class A(1)	42,853	303,828
GoHealth, Inc., Class A(1)	324	3,975
Goosehead Insurance, Inc., Class A	2,277	268,823
Greenlight Capital Re Ltd., Class A(1)	2,647	35,867
Hamilton Insurance Group Ltd., Class B(1)	4,010	83,127
HCI Group, Inc.	839	125,204
Heritage Insurance Holdings, Inc.(1)	2,240	32,301
Hippo Holdings, Inc.(1)	1,933	49,407
Horace Mann Educators Corp.	4,086	174,595
Investors Title Co.	111	26,760
James River Group Holdings Ltd.	3,680	15,456
Kingsway Financial Services, Inc.(1)	879	6,962
Lemonade, Inc.(1)	5,463	171,702
Maiden Holdings Ltd.(1)	7,497	4,276
MBIA, Inc.(1)(2)	4,850	24,153
Mercury General Corp.	2,665	148,973
NI Holdings, Inc.(1)	903	12,877
Oscar Health, Inc., Class A(1)	20,838	273,186
Palomar Holdings, Inc.(1)	2,691	368,882
ProAssurance Corp.(1)	5,370	125,389
Root, Inc., Class A(1)	846	112,890
Safety Insurance Group, Inc.	1,428	112,641
Selective Insurance Group, Inc.	6,209	568,372
Selectquote, Inc.(1)	12,128	40,507
SiriusPoint Ltd.(1)	9,662	167,056
Skyward Specialty Insurance Group, Inc.(1)	3,886	205,647
Stewart Information Services Corp.	2,831	201,992
Tiptree, Inc.	2,311	55,672
Trupanion, Inc.(1)	3,229	120,345
United Fire Group, Inc.	2,075	61,129
Universal Insurance Holdings, Inc.	2,020	47,874
		$5,684,425
Interactive Media & Services — 0.5%
Bumble, Inc., Class A(1)	10,060	$43,660
CarGurus, Inc.(1)	9,075	264,355
Cars.com, Inc.(1)	6,614	74,540
EverQuote, Inc., Class A(1)	2,223	58,220
fuboTV, Inc.(1)	32,897	96,059
Getty Images Holdings, Inc.(1)	9,829	17,004
Grindr, Inc.(1)	2,405	43,050
MediaAlpha, Inc., Class A(1)	3,026	27,960
Nextdoor Holdings, Inc.(1)	17,089	26,146
Outbrain, Inc.(1)	4,048	15,099
QuinStreet, Inc.(1)	5,125	91,430
Shutterstock, Inc.	2,452	45,681
System1, Inc.(1)	2,046	780
Security	Shares	Value
Interactive Media & Services (continued)
TrueCar, Inc.(1)	7,838	$ 12,384
Vimeo, Inc.(1)	15,130	79,584
Webtoon Entertainment, Inc.(1)	1,534	11,766
Yelp, Inc.(1)	6,437	238,362
Ziff Davis, Inc.(1)	4,458	167,532
ZipRecruiter, Inc., Class A(1)	6,932	40,829
		$ 1,354,441
IT Services — 0.4%
Applied Digital Corp.(1)	20,058	$112,726
ASGN, Inc.(1)	4,411	277,981
Backblaze, Inc., Class A(1)	3,910	18,885
BigBear.ai Holdings, Inc.(1)(2)	9,954	28,468
BigCommerce Holdings, Inc., Series 1(1)	6,679	38,471
Couchbase, Inc.(1)	4,161	65,536
DigitalOcean Holdings, Inc.(1)	6,866	229,256
Fastly, Inc., Class A(1)	13,675	86,563
Grid Dynamics Holdings, Inc.(1)	6,229	97,484
Hackett Group, Inc.	2,467	72,086
Information Services Group, Inc.	2,665	10,420
Rackspace Technology, Inc.(1)	7,773	13,136
Tucows, Inc., Class A(1)(2)	790	13,335
Unisys Corp.(1)	6,557	30,097
		$1,094,444
Leisure Products — 0.3%
Acushnet Holdings Corp.	2,840	$194,994
AMMO, Inc.(1)(2)	6,601	9,109
Clarus Corp.	2,191	8,216
Escalade, Inc.	822	12,577
Funko, Inc., Class A(1)	3,416	23,434
JAKKS Pacific, Inc.	597	14,728
Johnson Outdoors, Inc., Class A	405	10,060
Latham Group, Inc.(1)	3,322	21,361
Malibu Boats, Inc., Class A(1)	2,021	62,004
Marine Products Corp.(2)	813	6,821
MasterCraft Boat Holdings, Inc.(1)	1,615	27,810
Peloton Interactive, Inc., Class A(1)	36,847	232,873
Smith & Wesson Brands, Inc.	4,512	42,052
Solo Brands, Inc., Class A(1)(2)	906	152
Sturm Ruger & Co., Inc.	1,738	68,286
Topgolf Callaway Brands Corp.(1)	14,308	94,290
		$828,767
Life Sciences Tools & Services — 0.2%
Adaptive Biotechnologies Corp.(1)	11,286	$83,855
Akoya Biosciences, Inc.(1)	1,199	1,667
BioLife Solutions, Inc.(1)	3,432	78,387
Codexis, Inc.(1)	8,428	22,671
Conduit Pharmaceuticals, Inc.(1)	22	17
CryoPort, Inc.(1)	4,259	25,895

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services (continued)
Cytek Biosciences, Inc.(1)	12,042	$ 48,288
Harvard Bioscience, Inc.(1)	3,230	1,828
Lifecore Biomedical, Inc.(1)(2)	2,087	14,693
Maravai LifeSciences Holdings, Inc., Class A(1)	10,821	23,914
MaxCyte, Inc.(1)	10,250	27,983
Mesa Laboratories, Inc.	509	60,398
Nautilus Biotechnology, Inc.(1)	3,575	3,078
Niagen Bioscience, Inc.(1)	4,797	33,099
OmniAb, Inc.(1)	9,652	23,165
OmniAb, Inc. (earnout shares)(1)(3)(4)	462	0
OmniAb, Inc. (earnout shares)(1)(3)(4)	462	0
Pacific Biosciences of California, Inc.(1)	26,094	30,791
Quanterix Corp.(1)	3,475	22,622
Quantum-Si, Inc.(1)(2)	9,906	11,887
Standard BioTools, Inc.(1)	29,558	31,923
		$546,161
Machinery — 3.8%
374Water, Inc.(1)	4,891	$1,663
3D Systems Corp.(1)	12,675	26,871
Alamo Group, Inc.	1,072	191,041
Albany International Corp., Class A	3,265	225,416
Astec Industries, Inc.	2,260	77,857
Atmus Filtration Technologies, Inc.	8,477	311,360
Blue Bird Corp.(1)	3,150	101,965
Chart Industries, Inc.(1)	4,385	633,019
Columbus McKinnon Corp.	2,805	47,489
Commercial Vehicle Group, Inc.(1)	2,653	3,051
Douglas Dynamics, Inc.	2,242	52,082
Eastern Co.	510	12,913
Energy Recovery, Inc.(1)	5,537	87,983
Enerpac Tool Group Corp.	5,689	255,209
Enpro, Inc.	2,124	343,642
ESCO Technologies, Inc.	2,619	416,735
Federal Signal Corp.	6,142	451,744
Franklin Electric Co., Inc.	4,583	430,252
Gencor Industries, Inc.(1)	870	10,579
Gorman-Rupp Co.	2,259	79,291
Graham Corp.(1)	1,004	28,935
Greenbrier Cos., Inc.	3,137	160,677
Helios Technologies, Inc.	3,258	104,549
Hillenbrand, Inc.	6,995	168,859
Hillman Solutions Corp.(1)	19,582	172,126
Hyster-Yale, Inc.	1,071	44,489
JBT Marel Corp.	4,834	590,715
Kadant, Inc.	1,186	399,575
Kennametal, Inc.	7,762	165,331
L B Foster Co., Class A(1)	888	17,476
Lindsay Corp.	1,099	139,045
Luxfer Holdings PLC	2,400	28,464
Manitowoc Co., Inc.(1)	3,438	29,532
Security	Shares	Value
Machinery (continued)
Mayville Engineering Co., Inc.(1)	912	$ 12,248
Miller Industries, Inc.	1,050	44,488
Mueller Industries, Inc.	11,405	868,377
Mueller Water Products, Inc., Class A	15,719	399,577
NN, Inc.(1)	4,511	10,195
Omega Flex, Inc.	248	8,625
Park-Ohio Holdings Corp.	693	14,969
Proto Labs, Inc.(1)	2,621	91,840
REV Group, Inc.	5,031	158,980
Shyft Group, Inc.	3,397	27,482
SPX Technologies, Inc.(1)	4,605	593,032
Standex International Corp.	1,173	189,310
Taylor Devices, Inc.(1)(2)	233	7,519
Tennant Co.	1,983	158,144
Terex Corp.	6,751	255,053
Titan International, Inc.(1)	5,211	43,720
Trinity Industries, Inc.	8,550	239,913
Twin Disc, Inc.	1,094	8,282
Wabash National Corp.	4,717	52,123
Watts Water Technologies, Inc., Class A	2,796	570,160
Worthington Enterprises, Inc.	3,062	153,376
		$9,717,348
Marine Transportation — 0.3%
Costamare, Inc.	4,298	$42,293
Genco Shipping & Trading Ltd.	4,153	55,484
Golden Ocean Group Ltd.	12,236	97,643
Himalaya Shipping Ltd.(1)(2)	2,261	12,390
Matson, Inc.	3,345	428,729
Pangaea Logistics Solutions Ltd.	3,008	14,318
Safe Bulkers, Inc.	6,968	25,712
		$676,569
Media — 0.7%
Advantage Solutions, Inc.(1)	8,993	$13,579
AMC Networks, Inc., Class A(1)	3,026	20,819
Boston Omaha Corp., Class A(1)	2,278	33,213
Cable One, Inc.	590	156,804
Cardlytics, Inc.(1)	3,307	6,019
Clear Channel Outdoor Holdings, Inc.(1)	36,584	40,608
EchoStar Corp., Class A(1)(2)	12,332	315,453
Emerald Holding, Inc.	1,289	5,066
Entravision Communications Corp., Class A	5,618	11,798
EW Scripps Co., Class A(1)	5,870	17,375
Gambling.com Group Ltd.(1)	1,754	22,136
Gannett Co., Inc.(1)	14,229	41,122
Gray Media, Inc.	8,170	35,294
Ibotta, Inc., Class A(1)	1,635	68,997
iHeartMedia, Inc., Class A(1)(2)	8,782	14,490
Integral Ad Science Holding Corp.(1)	6,724	54,196
John Wiley & Sons, Inc., Class A	4,175	186,038

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Media (continued)
Magnite, Inc.(1)	13,162	$ 150,178
National CineMedia, Inc.(1)	6,944	40,553
PubMatic, Inc., Class A(1)	4,266	38,991
Scholastic Corp.	2,305	43,518
Sinclair, Inc.	3,125	49,781
Stagwell, Inc.(1)	7,777	47,051
TechTarget, Inc.(1)	2,573	38,106
TEGNA, Inc.	16,312	297,205
Thryv Holdings, Inc.(1)	3,906	50,036
Townsquare Media, Inc., Class A	965	7,855
WideOpenWest, Inc.(1)	4,110	20,345
		$1,826,626
Metals & Mining — 1.5%
Alpha Metallurgical Resources, Inc.(1)	1,150	$144,038
Caledonia Mining Corp. PLC	1,356	16,936
Carpenter Technology Corp.	4,860	880,535
Century Aluminum Co.(1)	5,191	96,345
Coeur Mining, Inc.(1)	64,233	380,259
Commercial Metals Co.	11,629	535,050
Compass Minerals International, Inc.(1)	3,406	31,642
Constellium SE(1)	12,688	128,022
Contango ORE, Inc.(1)	778	7,943
Critical Metals Corp.(1)(2)	716	995
Dakota Gold Corp.(1)	3,810	10,097
Hecla Mining Co.	59,512	330,887
i-80 Gold Corp.(1)	32,074	18,661
Ivanhoe Electric, Inc.(1)	8,189	47,578
Kaiser Aluminum Corp.	1,586	96,143
Lifezone Metals Ltd.(1)	3,577	14,952
MAC Copper Ltd., Class A(1)	5,277	50,343
Materion Corp.	2,154	175,766
Metallus, Inc.(1)	4,290	57,314
Novagold Resources, Inc.(1)	24,037	70,188
Olympic Steel, Inc.	1,021	32,182
Perpetua Resources Corp.(1)	4,263	45,571
Piedmont Lithium, Inc.(1)	1,783	11,233
Radius Recycling, Inc.	2,572	74,279
Ramaco Resources, Inc., Class A	2,216	18,238
Ramaco Resources, Inc., Class B	407	2,894
Ryerson Holding Corp.	2,913	66,882
SSR Mining, Inc.(1)	19,882	199,416
SunCoke Energy, Inc.	8,308	76,434
Tredegar Corp.(1)	2,145	16,517
Warrior Met Coal, Inc.	5,424	258,833
Worthington Steel, Inc.	3,405	86,249
		$3,982,422
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Advanced Flower Capital, Inc.(2)	1,617	$9,007
AG Mortgage Investment Trust, Inc.(2)	2,820	20,586
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Angel Oak Mortgage REIT, Inc.	557	$ 5,308
Apollo Commercial Real Estate Finance, Inc.	14,116	135,090
Arbor Realty Trust, Inc.	19,266	226,375
Ares Commercial Real Estate Corp.(2)	5,128	23,743
ARMOUR Residential REIT, Inc.	5,869	100,360
Blackstone Mortgage Trust, Inc., Class A	17,566	351,320
BrightSpire Capital, Inc.	12,807	71,207
Chicago Atlantic Real Estate Finance, Inc.	1,352	19,874
Chimera Investment Corp.	7,716	98,996
Claros Mortgage Trust, Inc.	9,023	33,656
Dynex Capital, Inc.	8,511	110,813
Ellington Financial, Inc.	8,366	110,933
Franklin BSP Realty Trust, Inc.	8,265	105,296
Granite Point Mortgage Trust, Inc.	4,738	12,319
Invesco Mortgage Capital, Inc.(2)	6,189	48,831
KKR Real Estate Finance Trust, Inc.	5,856	63,245
Ladder Capital Corp.	11,260	128,477
MFA Financial, Inc.	10,171	104,354
New York Mortgage Trust, Inc.	9,047	58,715
Nexpoint Real Estate Finance, Inc.	588	8,991
Orchid Island Capital, Inc.	7,252	54,535
PennyMac Mortgage Investment Trust	8,786	128,715
Ready Capital Corp.(2)	15,925	81,058
Redwood Trust, Inc.	13,124	79,663
Seven Hills Realty Trust(2)	1,253	15,650
Sunrise Realty Trust, Inc.	539	5,967
TPG RE Finance Trust, Inc.	5,623	45,827
Two Harbors Investment Corp.	10,519	140,534
		$2,399,445
Multi-Utilities — 0.5%
Avista Corp.	7,931	$332,071
Black Hills Corp.	7,330	444,565
Northwestern Energy Group, Inc.	6,237	360,935
Unitil Corp.	1,586	91,496
		$1,229,067
Office REITs — 0.7%
Brandywine Realty Trust	16,919	$75,459
City Office REIT, Inc.	3,686	19,130
COPT Defense Properties	11,778	321,186
Douglas Emmett, Inc.	16,895	270,320
Easterly Government Properties, Inc.	9,929	105,247
Franklin Street Properties Corp.	9,556	17,010
Hudson Pacific Properties, Inc.	13,630	40,209
JBG SMITH Properties(2)	8,693	140,044
NET Lease Office Properties(1)	1,455	45,658
Orion Properties, Inc.(2)	5,639	12,067
Paramount Group, Inc.	18,393	79,090
Peakstone Realty Trust	3,628	45,713
Piedmont Office Realty Trust, Inc., Class A	12,278	90,489

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Office REITs (continued)
Postal Realty Trust, Inc., Class A	1,548	$ 22,105
SL Green Realty Corp.	7,375	425,538
		$ 1,709,265
Oil, Gas & Consumable Fuels — 2.8%
Aemetis, Inc.(1)	3,550	$ 6,177
Amplify Energy Corp.(1)	2,675	10,005
Ardmore Shipping Corp.(2)	4,052	39,669
Berry Corp.	7,582	24,338
BKV Corp.(1)	1,505	31,605
California Resources Corp.	7,217	317,332
Centrus Energy Corp., Class A(1)	1,399	87,032
Clean Energy Fuels Corp.(1)	16,735	25,939
CNX Resources Corp.(1)	14,763	464,739
Comstock Resources, Inc.(1)	9,139	185,887
Core Natural Resources, Inc.	5,318	410,018
Crescent Energy Co., Class A	17,003	191,114
CVR Energy, Inc.	3,347	64,932
Delek U.S. Holdings, Inc.	6,207	93,539
DHT Holdings, Inc.(2)	13,636	143,178
Diversified Energy Co. PLC(5)	4,604	62,246
Dorian LPG Ltd.	3,571	79,776
Empire Petroleum Corp.(1)(2)	508	3,190
Encore Energy Corp.(1)	18,393	25,198
Energy Fuels, Inc.(1)	18,017	67,203
Evolution Petroleum Corp.(2)	2,605	13,494
Excelerate Energy, Inc., Class A	1,791	51,366
Flex LNG Ltd.	2,961	68,073
FutureFuel Corp.	1,874	7,309
Golar LNG Ltd.	10,012	380,356
Granite Ridge Resources, Inc.	5,158	31,361
Green Plains, Inc.(1)	5,782	28,043
Gulfport Energy Corp.(1)	1,284	236,436
Hallador Energy Co.(1)	1,886	23,160
HighPeak Energy, Inc.	1,050	13,293
Infinity Natural Resources, Inc., Class A(1)	1,286	24,113
International Seaways, Inc.(2)	4,039	134,095
Kinetik Holdings, Inc.	3,876	201,319
Kosmos Energy Ltd.(1)	47,288	107,817
Magnolia Oil & Gas Corp., Class A	17,521	442,580
Murphy Oil Corp.	14,027	398,367
NACCO Industries, Inc., Class A	304	10,254
NextDecade Corp.(1)	11,328	88,132
Nordic American Tankers Ltd.(2)	20,402	50,189
Northern Oil & Gas, Inc.	9,913	299,670
Par Pacific Holdings, Inc.(1)	5,494	78,344
PBF Energy, Inc., Class A	10,522	200,865
Peabody Energy Corp.	12,360	167,478
Prairie Operating Co.(1)	410	2,194
PrimeEnergy Resources Corp.(1)	61	13,901
REX American Resources Corp.(1)	1,555	58,421
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Riley Exploration Permian, Inc.	1,189	$ 34,683
Ring Energy, Inc.(1)	11,829	13,603
Sable Offshore Corp.(1)	4,944	125,429
SandRidge Energy, Inc.	3,148	35,950
Scorpio Tankers, Inc.	4,746	178,355
SFL Corp. Ltd.	13,664	112,045
Sitio Royalties Corp., Class A	8,095	160,848
SM Energy Co.	11,575	346,671
Talos Energy, Inc.(1)	14,487	140,814
Teekay Corp. Ltd.	6,546	43,007
Teekay Tankers Ltd., Class A	2,377	90,968
Uranium Energy Corp.(1)	41,733	199,484
Ur-Energy, Inc.(1)	37,006	24,946
VAALCO Energy, Inc.	10,631	39,973
Verde Clean Fuels, Inc.(1)	355	1,189
Vital Energy, Inc.(1)	2,802	59,458
Vitesse Energy, Inc.	2,473	60,811
W&T Offshore, Inc.(2)	9,698	15,032
World Kinect Corp.	5,762	163,410
		$7,310,423
Paper & Forest Products — 0.1%
Clearwater Paper Corp.(1)	1,653	$41,936
Sylvamo Corp.	3,639	244,068
		$286,004
Passenger Airlines — 0.4%
Allegiant Travel Co.	1,571	$81,142
Blade Air Mobility, Inc.(1)	4,209	11,491
Frontier Group Holdings, Inc.(1)	3,758	16,310
JetBlue Airways Corp.(1)	32,679	157,513
Joby Aviation, Inc.(1)	45,211	272,170
SkyWest, Inc.(1)	4,008	350,179
Sun Country Airlines Holdings, Inc.(1)	3,720	45,830
Wheels Up Experience, Inc.(1)	8,787	8,875
		$943,510
Personal Care Products — 0.2%
Beauty Health Co.(1)(2)	7,481	$10,024
Edgewell Personal Care Co.	4,820	150,432
Herbalife Ltd.(1)	9,825	84,790
Honest Co., Inc.(1)	7,847	36,881
Interparfums, Inc.	1,907	217,150
Medifast, Inc.(1)	1,067	14,383
Nature's Sunshine Products, Inc.(1)	1,018	12,776
Nu Skin Enterprises, Inc., Class A	4,956	35,981
Olaplex Holdings, Inc.(1)(2)	13,585	17,253
USANA Health Sciences, Inc.(1)	1,121	30,233
Waldencast PLC, Class A(1)(2)	3,615	10,845
		$620,748

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals — 1.8%
Alto Neuroscience, Inc.(1)	2,164	$ 4,674
Alumis, Inc.(1)	1,342	8,240
Amneal Pharmaceuticals, Inc.(1)	15,590	130,644
Amphastar Pharmaceuticals, Inc.(1)	3,762	109,060
ANI Pharmaceuticals, Inc.(1)	1,812	121,313
Aquestive Therapeutics, Inc.(1)(2)	7,276	21,100
Arvinas, Inc.(1)	6,294	44,184
Atea Pharmaceuticals, Inc.(1)	7,514	22,467
Avadel Pharmaceuticals PLC(1)	9,055	70,901
Axsome Therapeutics, Inc.(1)	3,749	437,246
BioAge Labs, Inc.(1)	1,269	4,771
Biote Corp., Class A(1)	2,642	8,798
Cassava Sciences, Inc.(1)	3,951	5,927
Collegium Pharmaceutical, Inc.(1)	3,419	102,057
Contineum Therapeutics, Inc., Class A(1)	680	4,746
Corcept Therapeutics, Inc.(1)	8,239	941,059
CorMedix, Inc.(1)(2)	5,564	34,274
Edgewise Therapeutics, Inc.(1)	7,594	167,068
Enliven Therapeutics, Inc.(1)(2)	3,449	67,876
Esperion Therapeutics, Inc.(1)	18,512	26,657
Evolus, Inc.(1)	5,415	65,142
EyePoint Pharmaceuticals, Inc.(1)	6,838	37,062
Fulcrum Therapeutics, Inc.(1)	6,079	17,508
Harmony Biosciences Holdings, Inc.(1)	3,987	132,329
Harrow, Inc.(1)	2,989	79,507
Innoviva, Inc.(1)	5,422	98,301
Ligand Pharmaceuticals, Inc.(1)	1,811	190,409
Liquidia Corp.(1)(2)	6,632	97,822
Lyra Therapeutics, Inc.(1)	4,741	599
Maze Therapeutics, Inc.(1)	894	9,843
MBX Biosciences, Inc.(1)	1,177	8,686
MediWound Ltd.(1)(2)	785	12,183
Mind Medicine MindMed, Inc.(1)(2)	7,053	41,260
Nektar Therapeutics(1)	17,490	11,893
Neumora Therapeutics, Inc.(1)(2)	8,241	8,241
Nuvation Bio, Inc.(1)(2)	17,567	30,918
Ocular Therapeutix, Inc.(1)	15,245	111,746
Omeros Corp.(1)	5,027	41,322
Pacira BioSciences, Inc.(1)	4,526	112,471
Phathom Pharmaceuticals, Inc.(1)	3,095	19,406
Phibro Animal Health Corp., Class A	2,069	44,194
Pliant Therapeutics, Inc.(1)	5,614	7,579
Prestige Consumer Healthcare, Inc.(1)	5,011	430,796
Rapport Therapeutics, Inc.(1)	941	9,438
Scilex Holding Co.(1)	5,205	1,293
scPharmaceuticals, Inc.(1)	2,385	6,273
Septerna, Inc.(1)	1,944	11,256
SIGA Technologies, Inc.(1)	3,774	20,682
Supernus Pharmaceuticals, Inc.(1)	5,253	172,036
Tarsus Pharmaceuticals, Inc.(1)	3,848	197,672
Telomir Pharmaceuticals, Inc.(1)	471	1,521
Security	Shares	Value
Pharmaceuticals (continued)
Terns Pharmaceuticals, Inc.(1)	5,640	$ 15,566
Theravance Biopharma, Inc.(1)	3,598	32,130
Third Harmonic Bio, Inc.(1)	2,017	6,999
Trevi Therapeutics, Inc.(1)	6,332	39,828
Ventyx Biosciences, Inc.(1)	4,650	5,348
Verrica Pharmaceuticals, Inc.(1)	1,724	762
Veru, Inc.(1)(2)	12,941	6,342
WaVe Life Sciences Ltd.(1)	9,642	77,907
Xeris Biopharma Holdings, Inc.(1)	14,205	77,986
Zevra Therapeutics, Inc.(1)	4,261	31,915
		$4,657,233
Professional Services — 2.2%
Alight, Inc., Class A	42,967	$254,794
Asure Software, Inc.(1)	1,563	14,927
Barrett Business Services, Inc.	2,740	112,751
BlackSky Technology, Inc.(1)(2)	2,626	20,299
CBIZ, Inc.(1)	4,848	367,769
Conduent, Inc.(1)	16,976	45,835
CRA International, Inc.	671	116,217
CSG Systems International, Inc.	2,955	178,689
DLH Holdings Corp.(1)	831	3,366
ExlService Holdings, Inc.(1)	16,010	755,832
Exponent, Inc.	5,114	414,541
First Advantage Corp.(1)	6,267	88,302
FiscalNote Holdings, Inc.(1)	5,142	4,155
Forrester Research, Inc.(1)	966	8,926
Franklin Covey Co.(1)	1,203	33,227
Heidrick & Struggles International, Inc.	1,956	83,776
HireQuest, Inc.	443	5,272
Huron Consulting Group, Inc.(1)	1,838	263,661
IBEX Holdings Ltd.(1)	718	17,483
ICF International, Inc.	1,890	160,593
Innodata, Inc.(1)	2,633	94,525
Insperity, Inc.	3,637	324,530
Kelly Services, Inc., Class A	3,255	42,868
Kforce, Inc.	1,926	94,162
Korn Ferry	5,193	352,241
Legalzoom.com, Inc.(1)	13,345	114,900
Maximus, Inc.	5,776	393,865
Mistras Group, Inc.(1)	1,720	18,198
NV5 Global, Inc.(1)	5,760	110,995
Planet Labs PBC(1)	22,577	76,310
Resolute Holdings Management, Inc.(1)	207	6,487
Resources Connection, Inc.	3,200	20,928
Spire Global, Inc.(1)	2,185	17,677
TriNet Group, Inc.	3,344	264,979
TrueBlue, Inc.(1)	3,148	16,716
TTEC Holdings, Inc.	1,918	6,310
Upwork, Inc.(1)	12,952	169,024
Verra Mobility Corp.(1)	16,868	379,699

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services (continued)
Willdan Group, Inc.(1)	1,228	$ 50,004
WNS Holdings Ltd.(1)	4,345	267,174
		$ 5,772,007
Real Estate Management & Development — 0.6%
American Realty Investors, Inc.(1)	112	$ 1,227
Anywhere Real Estate, Inc.(1)	10,639	35,428
Compass, Inc., Class A(1)	37,258	325,262
Cushman & Wakefield PLC(1)	23,197	237,073
eXp World Holdings, Inc.	7,935	77,604
Forestar Group, Inc.(1)	1,808	38,221
FRP Holdings, Inc.(1)	1,176	33,598
Kennedy-Wilson Holdings, Inc.	11,899	103,283
Marcus & Millichap, Inc.	2,400	82,680
Maui Land & Pineapple Co., Inc.(1)	623	10,946
Newmark Group, Inc., Class A	13,379	162,823
Offerpad Solutions, Inc.(1)	1,023	1,698
Opendoor Technologies, Inc.(1)(2)	62,774	64,030
RE/MAX Holdings, Inc., Class A(1)	1,564	13,091
Real Brokerage, Inc.(1)	9,322	37,847
Redfin Corp.(1)	11,880	109,415
RMR Group, Inc., Class A	1,361	22,661
St. Joe Co.	3,653	171,508
Star Holdings(1)	1,028	8,748
Stratus Properties, Inc.(1)	442	7,846
Tejon Ranch Co.(1)	2,066	32,746
Transcontinental Realty Investors, Inc.(1)(2)	94	2,627
		$1,580,362
Residential REITs — 0.5%
Apartment Investment and Management Co., Class A	14,746	$129,765
BRT Apartments Corp.	1,176	19,992
Centerspace	1,732	112,147
Clipper Realty, Inc.	1,313	5,042
Elme Communities	8,738	152,041
Independence Realty Trust, Inc.	22,999	488,269
NexPoint Residential Trust, Inc.	2,244	88,705
UMH Properties, Inc.	7,564	141,447
Veris Residential, Inc.	7,866	133,093
		$1,270,501
Retail REITs — 1.3%
Acadia Realty Trust	12,258	$256,805
Alexander's, Inc.	184	38,485
CBL & Associates Properties, Inc.	2,226	59,167
Curbline Properties Corp.	9,937	240,376
FrontView REIT, Inc.	1,509	19,300
Getty Realty Corp.	4,944	154,154
InvenTrust Properties Corp.	8,109	238,161
Kite Realty Group Trust	21,968	491,424
Macerich Co.	24,769	425,284
Security	Shares	Value
Retail REITs (continued)
NETSTREIT Corp.	7,878	$ 124,866
Phillips Edison & Co., Inc.	12,422	453,279
Saul Centers, Inc.	1,207	43,537
SITE Centers Corp.	4,653	59,745
Tanger, Inc.	11,139	376,387
Urban Edge Properties	13,176	250,344
Whitestone REIT	4,835	70,446
		$ 3,301,760
Semiconductors & Semiconductor Equipment — 2.0%
ACM Research, Inc., Class A(1)	5,209	$121,578
Aehr Test Systems(1)(2)	2,571	18,743
Alpha & Omega Semiconductor Ltd.(1)	2,305	57,302
Ambarella, Inc.(1)	3,964	199,508
Axcelis Technologies, Inc.(1)	3,300	163,911
CEVA, Inc.(1)	2,293	58,724
Cohu, Inc.(1)	4,642	68,284
Credo Technology Group Holding Ltd.(1)	14,279	573,445
Diodes, Inc.(1)	4,772	206,007
Everspin Technologies, Inc.(1)	1,907	9,726
FormFactor, Inc.(1)	8,100	229,149
GCT Semiconductor Holding, Inc.(1)	742	1,217
Ichor Holdings Ltd.(1)	3,189	72,103
Impinj, Inc.(1)	2,323	210,696
indie Semiconductor, Inc., Class A(1)	15,597	31,740
Kulicke & Soffa Industries, Inc.	5,375	177,268
MaxLinear, Inc.(1)	7,878	85,555
Navitas Semiconductor Corp.(1)(2)	11,326	23,218
NVE Corp.	394	25,114
PDF Solutions, Inc.(1)	3,045	58,190
Penguin Solutions, Inc.(1)	5,448	94,632
Photronics, Inc.(1)	6,070	126,013
Power Integrations, Inc.	5,726	289,163
QuickLogic Corp.(1)(2)	1,351	6,904
Rambus, Inc.(1)	10,914	565,072
Rigetti Computing, Inc.(1)(2)	19,122	151,446
Semtech Corp.(1)	7,411	254,938
Silicon Laboratories, Inc.(1)	3,243	365,065
SiTime Corp.(1)	1,881	287,548
SkyWater Technology, Inc.(1)	2,849	20,199
Synaptics, Inc.(1)	4,142	263,928
Ultra Clean Holdings, Inc.(1)	4,422	94,675
Veeco Instruments, Inc.(1)	5,446	109,356
		$5,020,417
Software — 5.6%
8x8, Inc.(1)	11,167	$22,334
A10 Networks, Inc.	7,021	114,723
ACI Worldwide, Inc.(1)	10,764	588,898
Adeia, Inc.	10,636	140,608
Agilysys, Inc.(1)	2,283	165,609

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Airship AI Holdings, Inc.(1)(2)	303	$ 1,170
Alarm.com Holdings, Inc.(1)	4,953	275,634
Alkami Technology, Inc.(1)	6,136	161,070
Amplitude, Inc., Class A(1)	8,172	83,273
Appian Corp., Class A(1)	4,079	117,516
Arteris, Inc.(1)	2,703	18,678
Asana, Inc., Class A(1)	8,418	122,650
AudioEye, Inc.(1)	684	7,592
Aurora Innovation, Inc.(1)	98,238	660,651
AvePoint, Inc.(1)	13,475	194,579
Bit Digital, Inc.(1)	11,822	23,880
Blackbaud, Inc.(1)	3,982	247,083
BlackLine, Inc.(1)	6,038	292,360
Blend Labs, Inc., Class A(1)	22,620	75,777
Box, Inc., Class A(1)	14,343	442,625
Braze, Inc., Class A(1)	6,679	240,978
C3.ai, Inc., Class A(1)	11,574	243,633
Cerence, Inc.(1)	4,008	31,663
Cipher Mining, Inc.(1)	21,187	48,730
Cleanspark, Inc.(1)(2)	27,927	187,669
Clear Secure, Inc., Class A	8,894	230,444
Clearwater Analytics Holdings, Inc., Class A(1)	18,922	507,110
Commvault Systems, Inc.(1)	4,456	702,979
Consensus Cloud Solutions, Inc.(1)	1,958	45,191
Core Scientific, Inc.(1)	18,658	135,084
CS Disco, Inc.(1)	1,668	6,822
Daily Journal Corp.(1)	134	53,292
Digimarc Corp.(1)(2)	1,402	17,974
Digital Turbine, Inc.(1)	9,410	25,548
Domo, Inc., Class B(1)	3,023	23,458
D-Wave Quantum, Inc.(1)	18,477	140,425
E2open Parent Holdings, Inc.(1)(2)	20,729	41,458
eGain Corp.(1)	1,491	7,231
Enfusion, Inc., Class A(1)	4,960	55,304
EverCommerce, Inc.(1)	2,327	23,456
Freshworks, Inc., Class A(1)	20,947	295,562
Hut 8 Corp.(1)	8,475	98,480
I3 Verticals, Inc., Class A(1)	2,239	55,236
Intapp, Inc.(1)	5,395	314,960
InterDigital, Inc.(2)	2,576	532,588
Jamf Holding Corp.(1)	8,298	100,821
Kaltura, Inc.(1)	6,855	12,887
Life360, Inc.(1)	1,072	41,154
LiveRamp Holdings, Inc.(1)	6,501	169,936
Logility Supply Chain Solutions, Inc., Class A	2,770	39,500
MARA Holdings, Inc.(1)	34,509	396,853
MeridianLink, Inc.(1)	3,421	63,391
Mitek Systems, Inc.(1)	4,210	34,733
N-able, Inc.(1)	6,953	49,297
NCR Voyix Corp.(1)	15,221	148,405
NextNav, Inc.(1)	8,098	98,553
Security	Shares	Value
Software (continued)
Olo, Inc., Class A(1)	10,204	$ 61,632
ON24, Inc.(1)	3,120	16,224
OneSpan, Inc.	3,953	60,283
Ooma, Inc.(1)	2,353	30,801
Pagaya Technologies Ltd., Class A(1)(2)	3,958	41,480
PagerDuty, Inc.(1)	9,319	170,258
Porch Group, Inc.(1)	7,562	55,127
Progress Software Corp.	4,446	229,013
PROS Holdings, Inc.(1)	4,443	84,550
Q2 Holdings, Inc.(1)	5,996	479,740
Qualys, Inc.(1)	3,784	476,519
Rapid7, Inc.(1)	6,281	166,509
Red Violet, Inc.	1,096	41,199
Rekor Systems, Inc.(1)(2)	6,961	6,172
ReposiTrak, Inc.(2)	1,148	23,270
Rimini Street, Inc.(1)	3,438	11,964
Riot Platforms, Inc.(1)(2)	31,462	224,009
Roadzen, Inc.(1)	1,482	1,541
Sapiens International Corp. NV	3,055	82,760
SEMrush Holdings, Inc., Class A(1)	3,554	33,159
Silvaco Group, Inc.(1)(2)	614	2,800
SolarWinds Corp.	5,026	92,629
SoundHound AI, Inc., Class A(1)	32,759	266,003
SoundThinking, Inc.(1)	986	16,713
Sprinklr, Inc., Class A(1)	12,826	107,097
Sprout Social, Inc., Class A(1)	4,948	108,807
SPS Commerce, Inc.(1)	3,894	516,851
Telos Corp.(1)	5,513	13,121
Tenable Holdings, Inc.(1)	12,021	420,495
Terawulf, Inc.(1)(2)	27,993	76,421
Varonis Systems, Inc.(1)	11,154	451,179
Verint Systems, Inc.(1)	6,288	112,241
Vertex, Inc., Class A(1)	5,678	198,787
Viant Technology, Inc., Class A(1)	1,602	19,881
Weave Communications, Inc.(1)	4,143	45,946
WM Technology, Inc.(1)	8,176	9,239
Workiva, Inc.(1)	5,154	391,240
Xperi, Inc.(1)	4,164	32,146
Yext, Inc.(1)	10,639	65,536
Zeta Global Holdings Corp., Class A(1)	18,698	253,545
		$14,474,402
Specialized REITs — 0.5%
Farmland Partners, Inc.	4,989	$55,627
Four Corners Property Trust, Inc.	10,094	289,698
Gladstone Land Corp.	3,332	35,053
Outfront Media, Inc.	14,614	235,870
PotlatchDeltic Corp.	7,953	358,839
Safehold, Inc.	5,040	94,349
Uniti Group, Inc.	23,685	119,372
		$1,188,808

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail — 1.9%
1-800-Flowers.com, Inc., Class A(1)(2)	2,081	$ 12,278
Abercrombie & Fitch Co., Class A(1)	5,016	383,072
Academy Sports & Outdoors, Inc.	6,878	313,706
aka Brands Holding Corp.(1)	61	822
American Eagle Outfitters, Inc.	18,475	214,679
America's Car-Mart, Inc.(1)(2)	578	26,235
Arhaus, Inc.(1)	5,020	43,674
Arko Corp.	8,129	32,110
Asbury Automotive Group, Inc.(1)	2,004	442,563
BARK, Inc.(1)	9,359	13,009
Beyond, Inc.(1)(2)	4,484	26,007
Boot Barn Holdings, Inc.(1)	3,016	324,009
Buckle, Inc.	3,037	116,378
Build-A-Bear Workshop, Inc.	1,064	39,549
Caleres, Inc.	3,449	59,426
Camping World Holdings, Inc., Class A	5,546	89,623
Citi Trends, Inc.(1)	788	17,442
Designer Brands, Inc., Class A(2)	4,336	15,826
Destination XL Group, Inc.(1)(2)	4,482	6,544
EVgo, Inc.(1)	10,242	27,244
Foot Locker, Inc.(1)(2)	8,728	123,065
Genesco, Inc.(1)	983	20,869
Group 1 Automotive, Inc.	1,321	504,556
GrowGeneration Corp.(1)	4,242	4,581
Haverty Furniture Cos., Inc.	1,371	27,036
J Jill, Inc.	376	7,343
Lands' End, Inc.(1)	1,134	11,544
Leslie's, Inc.(1)	17,657	12,987
MarineMax, Inc.(1)	2,124	45,666
Monro, Inc.	3,098	44,828
National Vision Holdings, Inc.(1)	7,721	98,674
ODP Corp.(1)	3,492	50,040
OneWater Marine, Inc., Class A(1)(2)	953	15,420
Petco Health & Wellness Co., Inc.(1)(2)	8,134	24,809
RealReal, Inc.(1)	9,589	51,685
Revolve Group, Inc.(1)	4,079	87,658
RumbleON, Inc., Class B(1)	1,573	4,436
Sally Beauty Holdings, Inc.(1)	10,669	96,341
Shoe Carnival, Inc.	1,826	40,154
Signet Jewelers Ltd.	4,327	251,226
Sleep Number Corp.(1)	2,108	13,365
Sonic Automotive, Inc., Class A	1,548	88,174
Stitch Fix, Inc., Class A(1)	8,194	26,631
ThredUp, Inc., Class A(1)	7,003	16,877
Tile Shop Holdings, Inc.(1)	2,729	17,684
Tilly's, Inc., Class A(1)(2)	1,890	4,158
Torrid Holdings, Inc.(1)(2)	979	5,365
Upbound Group, Inc.	5,479	131,277
Urban Outfitters, Inc.(1)	6,398	335,255
Victoria's Secret & Co.(1)	8,211	152,560
Warby Parker, Inc., Class A(1)	9,265	168,901
Security	Shares	Value
Specialty Retail (continued)
Winmark Corp.	284	$ 90,275
Zumiez, Inc.(1)	1,649	24,554
		$ 4,802,190
Technology Hardware, Storage & Peripherals — 0.3%
CompoSecure, Inc., Class A	2,493	$ 27,099
Corsair Gaming, Inc.(1)	3,645	32,295
CPI Card Group, Inc.(1)	351	10,238
Diebold Nixdorf, Inc.(1)	2,476	108,251
Eastman Kodak Co.(1)	5,624	35,544
Immersion Corp.	2,586	19,602
IonQ, Inc.(1)	20,715	457,180
Turtle Beach Corp.(1)	1,190	16,981
Xerox Holdings Corp.	12,117	58,525
		$765,715
Textiles, Apparel & Luxury Goods — 0.5%
Figs, Inc., Class A(1)	12,705	$58,316
G-III Apparel Group Ltd.(1)	4,157	113,694
Hanesbrands, Inc.(1)	36,964	213,282
Kontoor Brands, Inc.	5,639	361,629
Movado Group, Inc.	1,587	26,535
Oxford Industries, Inc.(2)	1,489	87,360
Rocky Brands, Inc.	588	10,214
Steven Madden Ltd.	7,344	195,644
Superior Group of Cos., Inc.	1,274	13,938
Vera Bradley, Inc.(1)	2,166	4,873
Wolverine World Wide, Inc.	8,305	115,522
		$1,201,007
Tobacco — 0.1%
Ispire Technology, Inc.(1)	1,837	$5,015
Turning Point Brands, Inc.	1,675	99,562
Universal Corp.	2,397	134,352
		$238,929
Trading Companies & Distributors — 2.4%
Alta Equipment Group, Inc.	2,313	$10,848
Applied Industrial Technologies, Inc.	3,884	875,220
Beacon Roofing Supply, Inc.(1)	6,343	784,629
BlueLinx Holdings, Inc.(1)	869	65,158
Boise Cascade Co.	3,889	381,472
Custom Truck One Source, Inc.(1)(2)	4,543	19,171
Distribution Solutions Group, Inc.(1)	894	25,032
DNOW, Inc.(1)	10,910	186,343
DXP Enterprises, Inc.(1)	1,272	104,635
EVI Industries, Inc.	392	6,578
FTAI Aviation Ltd.	10,257	1,138,835
GATX Corp.	3,644	565,804
Global Industrial Co.	1,285	28,784

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Trading Companies & Distributors (continued)
GMS, Inc.(1)	3,946	$ 288,729
H&E Equipment Services, Inc.	3,197	303,044
Herc Holdings, Inc.	2,875	386,026
Hudson Technologies, Inc.(1)	4,324	26,679
Karat Packaging, Inc.	359	9,542
McGrath RentCorp	2,553	284,404
MRC Global, Inc.(1)	8,341	95,755
Rush Enterprises, Inc., Class A	6,155	328,738
Rush Enterprises, Inc., Class B	846	47,816
Titan Machinery, Inc.(1)	2,046	34,864
Transcat, Inc.(1)	849	63,208
Willis Lease Finance Corp.	298	47,075
Xometry, Inc., Class A(1)	4,447	110,819
		$6,219,208
Transportation Infrastructure — 0.0%†
Sky Harbour Group Corp.(1)(2)	1,111	$14,454
		$14,454
Water Utilities — 0.4%
American States Water Co.	3,900	$306,851
Cadiz, Inc.(1)	3,349	9,813
California Water Service Group	6,236	302,196
Consolidated Water Co. Ltd.	1,557	38,131
Global Water Resources, Inc.	641	6,609
Middlesex Water Co.	1,742	111,662
Pure Cycle Corp.(1)	1,502	15,726
SJW Group	3,307	180,860
York Water Co.	1,406	48,760
		$1,020,608
Wireless Telecommunication Services — 0.2%
Gogo, Inc.(1)	6,590	$56,806
Spok Holdings, Inc.	1,468	24,134
Telephone and Data Systems, Inc.	9,979	386,586
		$467,526
Total Common Stocks (identified cost $206,947,649)		$242,584,496

Exchange-Traded Funds — 1.6%

Security	Shares	Value
Equity Funds — 1.6%
iShares Russell 2000 ETF(2)	21,000	$ 4,189,290
Total Exchange-Traded Funds (identified cost $4,095,875)		$ 4,189,290

Rights — 0.0%†

Security	Shares	Value
Biotechnology — 0.0%†
Aduro Biotech, Inc. CVR(1)(3)(4)	1,109	$ 0
Cartesian Therapeutics, Inc. CVR(1)(3)	9,591	1,726
GTx, Inc. CVR(1)(3)(4)	57	0
Icosavax, Inc. CVR(1)(3)(4)	2,705	839
Inhibrx, Inc. CVR, Exp. 6/30/27(1)(3)(4)	3,412	2,209
Poseida Therapeutics, Inc., Exp. 12/31/34(1)(2)(3)	7,182	3,591
Prevail Therapeutics, Inc. CVR, Exp. 12/1/28(1)(2)(3)(4)	1,221	611
Radius Health, Inc. CVR, Exp. 12/31/25(1)(3)(4)	3,845	308
Tobira Therapeutics, Inc. CVR, Exp. 12/31/28(1)(3)(4)	690	41
		$9,325
Health Care Equipment & Supplies — 0.0%†
Flexion Therapeutics, Inc. CVR, Exp. 12/31/30(1)(3)(4)	3,730	$2,312
		$2,312
Paper & Forest Products — 0.0%†
Resolute Forest Products, Inc. CVR, Exp. 11/30/28(1)(3)(4)	3,447	$3,792
		$3,792
Pharmaceuticals — 0.0%†
Alimera Sciences, Inc. CVR(1)(2)(3)(4)	2,099	$84
Chinook Therapeutics, Inc. CVR, Exp. 12/31/29(1)(3)(4)	5,764	2,248
Jounce Therapeutics, Inc. CVR(1)(2)(3)(4)	2,585	78
Rain Oncology, Inc. CVR, Exp. 1/26/29(1)(2)(3)(4)	1,403	70
		$2,480
Total Rights (identified cost $18,572)		$17,909

Warrants — 0.0%†

Security	Shares	Value
Chemicals — 0.0%†
Danimer Scientific, Inc., Exp. 7/15/25(1)	2,333	$ 1
Total Warrants (identified cost $0)		$ 1

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 5.3%
Affiliated Fund — 3.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(6)	9,842,510	$ 9,842,510
Total Affiliated Fund (identified cost $9,842,510)		$ 9,842,510

Securities Lending Collateral — 1.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(7)	2,759,814	$ 2,759,814
Total Securities Lending Collateral (identified cost $2,759,814)		$ 2,759,814
U.S. Treasury Obligations — 0.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 7/10/25(8)	$1,000	$ 988,389
Total U.S. Treasury Obligations (identified cost $988,591)		$ 988,389
Total Short-Term Investments (identified cost $13,590,915)		$ 13,590,713
Total Investments — 101.0% (identified cost $224,653,011)		$260,382,409
Other Assets, Less Liabilities — (1.0)%		$ (2,595,866)
Net Assets — 100.0%		$257,786,543

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2025. The aggregate market value of securities on loan at March 31, 2025 was $4,840,433 and the total market value of the collateral received by the Fund was $5,286,835, comprised of cash of $2,759,814 and U.S. government and/or agencies securities of $2,527,021.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Restricted security. Total market value of restricted securities amounts to $12,592, which represents less than 0.05% of the net assets of the Fund as of March 31, 2025.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of these securities is $62,246 or less than 0.05% of the Fund's net assets.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2025.
(7)	Represents investment of cash collateral received in connection with securities lending.
(8)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini Russell 2000 Index	105	Long	6/20/25	$10,642,275	$(290,175)
					$(290,175)
Restricted Securities
Description	Acquisition Dates	Cost
Aduro Biotech, Inc. CVR	10/2/20	$0
Alimera Sciences, Inc. CVR	9/17/24	84
Chinook Therapeutics, Inc. CVR, Exp. 12/31/29	8/14/23	2,248

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Restricted Securities — continued
Description	Acquisition Dates	Cost
Flexion Therapeutics, Inc. CVR, Exp. 12/31/30	7/20/22	$2,313
GTx, Inc. CVR	6/10/19	117
Icosavax, Inc. CVR	2/21/24	839
Inhibrx, Inc. CVR, Exp. 6/30/27	5/30/24	2,218
Jounce Therapeutics, Inc. CVR	5/5/23	23
OmniAb, Inc. (earnout shares)	12/5/22	0
OmniAb, Inc. (earnout shares)	12/5/22	0
Prevail Therapeutics, Inc. CVR, Exp. 12/1/28	1/25/21	611
Radius Health, Inc. CVR, Exp. 12/31/25	8/16/22	0
Rain Oncology, Inc. CVR, Exp. 1/26/29	1/29/24	70
Resolute Forest Products, Inc. CVR, Exp. 11/30/28	3/1/23	4,895
Tobira Therapeutics, Inc. CVR, Exp. 12/31/28	11/2/16	41
		$13,459

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts
At March 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended March 31, 2025, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
Affiliated Investments
At March 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $9,842,510, which represents 3.8% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$7,369,461	$12,311,805	$(9,838,756)	$ —	$ —	$9,842,510	$94,168	9,842,510

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CVT
Russell 2000® Small Cap Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$242,584,496(2)	$ —	$0	$242,584,496
Exchange-Traded Funds	4,189,290	—	—	4,189,290
Rights	—	—	17,909	17,909
Warrants	1	—	—	1
Short-Term Investments:
Affiliated Fund	9,842,510	—	—	9,842,510
Securities Lending Collateral	2,759,814	—	—	2,759,814
U.S. Treasury Obligations	—	988,389	—	988,389
Total Investments	$259,376,111	$988,389	$17,909	$260,382,409
Liability Description
Futures Contracts	$(290,175)	$ —	$ —	$(290,175)
Total	$(290,175)	$ —	$ —	$(290,175)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2025 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.